SEMI-ANNUAL REPORTS FOR

                                                        DREYFUS CASH MANAGEMENT

                                             DREYFUS CASH MANAGEMENT PLUS, INC.

                                             DREYFUS GOVERNMENT CASH MANAGEMENT

                                       DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                                               DREYFUS TREASURY CASH MANAGEMENT

                                         DREYFUS TREASURY PRIME CASH MANAGEMENT

                                         DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                                     DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                                             DREYFUS TAX EXEMPT CASH MANAGEMENT

                                                                  JULY 31, 1998

                                                                        DREYFUS



                               TABLE OF CONTENTS

                                                                                                            PAGE


              LETTERS TO SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

              STATEMENTS OF INVESTMENTS:

                DREYFUS CASH MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8

                DREYFUS CASH MANAGEMENT PLUS, INC. . . . . . . . . . . . . . . . . . . . . . . . . . . .     11

                DREYFUS GOVERNMENT CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .     14

                DREYFUS GOVERNMENT PRIME CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . .     17

                DREYFUS TREASURY CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18

                DREYFUS TREASURY PRIME CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . .     20

                DREYFUS MUNICIPAL CASH MANAGEMENT PLUS . . . . . . . . . . . . . . . . . . . . . . . . .     21

                DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . .     24

                DREYFUS TAX EXEMPT CASH MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .     26

              STATEMENT OF ASSETS AND LIABILITIES  . . . . . . . . . . . . . . . . . . . . . . . . . . .     32

              STATEMENT OF OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     34

              STATEMENTS OF CHANGES IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .     36

              FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     40

              NOTES TO FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     45


DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

JOINT LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with the semi-annual reports for Dreyfus Cash Management, Dreyfus Cash Management Plus Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, each for the six-month period ended July 31, 1998. Please see the attached table for the performance of each Fund.

ECONOMIC REVIEW

  So far in 1998, the three main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate raising interest rates. The U.S. economy cooled enough over the following months that the Fed decided to stand pat. As the third quarter started, evidence of economic cooling continued to accumulate. After many years of subpar economic growth, continental Europe moved into a better economic expansion. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the ongoing financial crisis.

  A main influence on the U.S. economy so far in 1998 has been Asian economic weakness. It has had both positive and negative effects. The positive effects hit first. Actual and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. Historically low long-term Treasury rates have led to continued strength in the housing market. In addition, the fall in inflation helped the consumer sector as more of the growth in consumer income was left over for the purchase of goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and rising prices of assets they owned.

  The negative effects of Asian weakness were felt by the industrial sector. This was evident in a slowing of inventory accumulation and lower exports.
Corporate profits weakened, especially in Asian-impacted sectors such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial slump was to cool off a U.S. economy that had been growing so rapidly that there had been earlier fears that the Federal Reserve might raise interest rates. By midsummer, market sentiment began to focus more on continuing evidence of economic weakness here and abroad. The favorable shift in expectations about Fed policy was one reason for the rise in U.S. bond prices during the period. Another background factor was the increasing evidence of prospects for multi-year budget surpluses in the U.S. As inflation remained low, economic momentum slowed and attitudes about monetary policy shifted. Treasury bond yields dropped to a level roughly equal to short-term interest rates. This flat yield curve in the U.S. occurred in a context where bond yields were declining in most industrial countries. Interest rate increases occurred primarily in those emerging countries where an erosion of foreign investor confidence triggered a financial crisis. By midsummer 1998, most countries throughout the world were experiencing weak economic demand.

THE MARKET ENVIRONMENT

  In spite of the economic cross-currents described above, the money market continued to trade in a narrow range during the latest six-month fiscal period.

  The combination of slowing growth, non-intervention by the Federal Reserve, low inflation, the shift of some foreign and domestic money to the relative safety of U.S. Treasury instruments, and prospects for a U.S. budget surplus all helped to dampen money market interest rates. Even so, the continued expansion of the U.S. economy, though at a slower rate, acted as a floor under short-term yields.

PORTFOLIO FOCUS

  In this market environment, we stayed with our strategy of maintaining maturities somewhat longer than the market averages. This was done, of course, to seek more rewarding rates of return. Of course, we are always ready to vary our approach should new factors in the market make this desirable.

         Very truly yours,


         [Patricia A. Larkin signature logo]


         Patricia A. Larkin
         Senior Portfolio Manager

August 18, 1998
New York, N.Y.




PERFORMANCE

We are pleased to report the performance for each Dreyfus Cash Management Fund listed below for the six-month period ended July 31, 1998, as shown in the following chart.

                                                                                                                ANNUALIZED
                                                                                   ANNUALIZED YIELD             EFFECTIVE
                                                                                                                  YIELD*
                                                                                   _______________            ______________

DREYFUS CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.45%                     5.59%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.34%                     5.48%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.20%                     5.33%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.06%                     5.18%

DREYFUS CASH MANAGEMENT PLUS, INC.

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.53%                     5.67%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.42%                     5.55%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.28%                     5.40%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.12%                     5.24%

DREYFUS GOVERNMENT CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.41%                     5.55%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.31%                     5.44%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.16%                     5.28%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.02%                     5.13%

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT**

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.35%                     5.48%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.25%                     5.38%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.09%                     5.21%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.96%                     5.07%

DREYFUS TREASURY CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.33%                     5.46%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.23%                     5.35%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.08%                     5.20%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.92%                     5.03%

DREYFUS TREASURY PRIME CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.13%                     5.26%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.04%                     5.16%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.88%                     4.99%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.73%                     4.83%
-------------------

*  Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

** Annualized effective yield for Dreyfus Government Prime Cash Management is since the inception period of 2/27/98 ended 7/31/98.


DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

JOINT LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with the semi-annual reports for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, and Dreyfus Tax Exempt Cash Management, each for the six-month period ended July 31, 1998. Please see the accompanying table at the end of this letter for the performance of each Fund.

THE ECONOMY

After growing at a rather heady pace of 5.5% during the first quarter of 1998, the U.S. economy, as measured by Gross Domestic Product (GDP), appears to be slowing down. During the second quarter, numerous signs of weakness appeared. These included slower growth in personal income and corporate profits, reduced export bookings, a dramatic drop in inventory stockpiling, a rising trade deficit, and a slide in manufacturing orders as evidenced by declines in the National Association of Purchasing Managers' Index for both June and July. On the other hand, consumer spending, business investment, and housing construction all moved higher. On balance, however, weakness largely overcame strength, as the GDP grew just 1.4% during the second quarter of 1998.

  As economic growth appeared to downshift at least temporarily, core inflation (which excludes volatile food and energy prices) edged a bit higher toward the end of the period. Wages and benefits paid to Americans also accelerated over the past year, fueling concerns that these gains, coupled with extremely low unemployment and tight labor markets, could push up inflation in the months ahead. Indeed, on July 21, 1998, Federal Reserve Board (Fed) Chairman Alan
Greenspan told the Senate Banking Committee that while the Asian crisis and other factors may restrain consumer and business spending enough to foster a reasonably smooth transition to a more sustainable rate of growth, the risk of a pickup in inflation still outweighs the danger of a slump. Interest rates on money market securities were virtually unchanged since early 1998. Market participants, meanwhile, await developments both global and domestic which may have an effect on rate levels. Included in those events would be any change in Fed monetary policy which may be forthcoming.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  While the Federal Reserve has kept interest rates unchanged for the past six months, market technicals nevertheless created rate fluctuations on short-term municipal securities. During the first weeks of January the municipal money market was particularly strong due to large cash inflows, although the market remained in a trading range throughout most of the first quarter of 1998.
However, in April, money funds were tapped for income tax payments, placing upward pressure on rates as funds experienced redemptions. Supply conditions in late May reversed this trend as municipal fund managers anticipated the effect of several billion dollars in notes leaving the market at the end of June. July brought stability back to the market as new supply eased the demand pressure that had existed.

  Unlike previous summer financing periods, this year's calendar of municipal notes (consisting mainly of California-exempt paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with maturities outside of the 13-month maximum maturity allowable for purchases by money funds. Other issues were converted to a synthetic structure that is not currently permitted for purchase in your Fund. The overall result was a lower yield for most one-year paper, both national and state specific. While all three Funds did participate in the one-year market when attractive yield opportunities became available, our strategy included utilizing the commercial paper market to keep average maturities, at times, from shortening significantly. As the fall approaches, we anticipate additional buying opportunities, both nationally and specifically in New York State, which may allow for a further maturity extension in the Funds. We expect to choose selectively as such issues are accessible and to structure the portfolios in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

  Included in this report is a series of detailed statements about the Funds' holdings and their financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in each Fund and in The Dreyfus Corporation.

             Very truly yours,


             [Richard J. Moynihan signature logo]


             Richard J. Moynihan

             Director, Municipal Portfolio Management

             The Dreyfus Corporation

August 18, 1998
New York, N.Y.




PERFORMANCE

We are pleased to report the performance for each Dreyfus Cash Management Fund listed below for the six-month period ended July 31, 1998, as shown in the following chart.

                                                                                                               ANNUALIZED
                                                                                   ANNUALIZED YIELD             EFFECTIVE
                                                                                                                  YIELD*
                                                                                   _______________            _____________

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.45%                     3.50%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         3.35%                     3.40%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.21%                     3.26%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.06%                     3.11%

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.25%                     3.30%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         3.15%                     3.19%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.00%                     3.04%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.85%                     2.89%

DREYFUS TAX EXEMPT CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.31%                     3.36%

       Administrative Shares   . . . . . . . . . . . . . . . . . . . . . . . . .         3.21%                     3.26%

       Investor Shares   . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.06%                     3.11%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.91%                     2.95%
---------------

*  Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Negotiable Bank Certificates of Deposit--3.7%                                                        Amount           Value
-----------------------------------------------------------

                                                                                                 _______________   ______________

Chase Manhattan Bank N.A.

  5.82%, 5/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      5,950,000  $    5,945,859

Fifth Third Bank

  5.57%, 8/20/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,999,878

Harris Trust & Savings Bank

  5.56%, 8/7/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

                                                                                                                 _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $155,945,737)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   155,945,737

                                                                                                                 _______________


Commercial Paper--48.8%
-----------------------------------------------------------

Abbey National North America

  5.57%-5.61%, 10/9/98-1/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    90,000,000  $   88,356,398

Associates Corp. of North America

  5.65%, 8/3/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     175,000,000     174,945,056

BankAmerica Corp.

  5.55%, 9/9/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,702,083

Bankers Trust New York Corp.

  5.62%, 10/14/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      54,650,000      54,035,522

Canadian Imperial Holdings Inc.

  5.56-5.58%, 8/10/98-8/19/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     199,518,500

Ciesco L.P.

  5.59%, 8/7/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,953,667

Den Danske Corp. Inc.

  5.57%-5.67%, 8/10/98-4/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      85,000,000      83,645,863

Deutsche Bank Financial Inc.

  5.58%, 8/14/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,900,604

Dresdner U.S. Finance Inc

  5.61%, 1/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      80,000,000      78,003,422

Ford Motor Credit Corp.

  5.56%, 8/7/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,954,500

General Electric Co.

  5.52%, 8/3/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,985,083

General Electric Capital Corp.

  5.62%-5.66%, 12/4/98-2/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      97,328,847

General Electric Capital Services Inc.

  5.62%-5.64%, 9/28/98-1/27/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     130,000,000     127,635,514

Generale Bank Inc.

  5.60%-5.66%, 10/7/98-12/7/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      98,516,000

Goldman Sachs Group L.P.

  5.56%-5.70%, 8/6/98-1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     197,203,389

Merrill Lynch & Co. Inc.

  5.66%-5.74%, 10/2/98-3/26/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     117,000,000     114,260,978

Morgan (J.P.) & Co.

  5.56%-5.64%, 8/6/98-12/18/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     190,000,000     188,534,824

Morgan Stanley, Dean Witter, Discover & Co.

  5.60%, 10/19/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,402,014

National Rural Utilities Cooperative Finance Corp.

  5.56%, 8/12/98-8/17/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      14,970,972

Nationsbank N.A.

  5.60%, 10/2/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      24,762,333

Nordbanken N.A. Inc.

  5.61%, 12/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      97,967,556


DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Commercial Paper (continued)                                                                           Amount         Value
-----------------------------------------------------------
                                                                                                   ______________  _____________

Societe Generale N.A. Inc.

  5.63%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  100,000,000  $  97,629,666

                                                                                                                 _______________

TOTAL COMMERCIAL PAPER

  (cost $2,036,212,791)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $2,036,212,791

                                                                                                                 _______________


Corporate Notes--20.0%
-----------------------------------------------------------

Bear Stearns Companies Inc.

  5.60%-5.61%, 4/16/99-5/3/99(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  200,000,000  $  200,000,000

First Union National Bank

  5.61%, 4/30/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     200,000,000

Ford Motor Credit Corp.

  5.71%, 1/7/99(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      65,000,000      65,000,000

IBM Credit Corp.

  5.60%, 6/18/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      47,000,000      46,975,791

Merrill Lynch & Co. Inc

  5.55%, 8/14/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,005,792

Merrill Lynch & Co. Inc

  5.71%, 1/11/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,000

Nationsbank N.A.

  5.61%-5.68%, 1/8/99-4/27/99(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     149,989,314

PNC Bank N.A.

  5.62%, 5/24/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,935,988

                                                                                                                 _______________

TOTAL CORPORATE NOTES

  (cost $836,906,885)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   836,906,885

                                                                                                                 _______________


Short-Term Bank Notes--12.2%
-----------------------------------------------------------

BankBoston N.A.

  5.72%, 4/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    25,000,000  $   25,000,000

First Tennesse Bank N.A.

  5.66%, 1/12/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,982,504

Key Bank N.A.

  5.62%, 2/24/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,980,726

LaSalle National Bank

  5.67%-5.80%, 12/28/98-5/7/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     199,987,191

Nationsbank N.A.

  5.64%, 1/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,000

PNC Bank N.A.

  5.62%, 5/21/99-6/4/99(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     110,000,000     109,937,084

                                                                                                                 _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $509,887,505)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   509,887,505

                                                                                                                 _______________


U.S. Government Agencies--7.5%
-----------------------------------------------------------

Federal Farm Credit Banks, Floating Rate Notes

  5.57%,1/28/2000 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   100,000,000  $  100,000,000

Federal National Mortgage Association, Floating Rate Notes

  5.54%-5.56%, 1/20/99-1/18/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     215,000,000     214,970,806

                                                                                                                 _______________

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $314,970,806)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   314,970,806

                                                                                                                 _______________



DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                 Principal
Time Deposits--4.0%                                                                                Amount            Value
-----------------------------------------------------------
                                                                                               ________________  _______________

Republic National Bank of New York (London)

 5.63%, 8/3/98

  (cost $165,073,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   165,073,000  $   165,073,000

                                                                                                                 _______________


Repurchase Agreements--3.7%
-----------------------------------------------------------

SBC Warburg Dillon Read

 5.58%, dated 7/31/98, due 8/3/98 in the amount of

 $155,072,125 (fully collaterlized by $160,518,000 U.S.

 Treasury Bills, due from 11/5/98 to 11/27/98, value

 $158,138,123)

  (cost $155,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   155,000,000  $   155,000,000

                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $4,173,996,724)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99.9%                 $4,173,996,724

                                                                                          _______                _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .1%               $      3,053,770

                                                                                          _______                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                 $4,177,050,494

                                                                                          _______                _______________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Negotiable Bank Certificates of Deposit--35.3%                                                       Amount          Value
-----------------------------------------------------------
                                                                                                 _______________  ______________

Abbey National Treasury Services (Yankee)

  5.70-5.72%, 1/27/99-2/25/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    75,000,000  $   75,000,000

ABN-AMRO Bank N.V. (Yankee)

  5.68-5.70%, 1/7/99-4/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     110,000,000     109,979,499

Bankers Trust Co.

  5.75-6.01%, 8/28/98-12/10/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      38,900,000      38,920,093

Barclays Bank PLC (Yankee)

  5.75%, 1/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,000

Bayerische Vereinsbank AG (Yankee)

  5.70%-5.74%, 1/7/99-1/12/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Commerzbank AG (London)

  5.79%, 10/7/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,000,000       8,998,166

Creditanstalt Bankverein (Yankee)

  5.56-5.72%, 11/17/98-7/12/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     325,000,000     324,928,199

Credit Agricole Indosuez S.A. (Yankee)

  5.62%, 5/26/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      74,953,683

Credit Suisse (Yankee)

  5.61%, 5/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     200,000,000

Deutsche Bank AG (Yankee)

  5.61%-5.92%, 10/26/98-4/14/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     160,000,000     159,978,289

International Nederlanden Bank (London)

  5.60%, 10/30/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,001,453

Istituto Bancario San Paolo Di Torino (Yankee)

  5.74%, 7/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,975,124

Lloyds Bank PLC (London)

  5.93%, 10/27/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      75,003,419

Raobank Nederland N.V. (Yankee)

  5.81%, 5/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,988,760

Slandinaviska Enskildabanken (Yankee)

  5.60%, 9/23/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,000,000      45,006,131

Societe Generale (Yankee)

  5.60%-5.78%, 10/5/98-6/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     297,000,000     296,922,780

SwedBank (Yankee)

  5.70%-5.86%, 4/6/99-7/23/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     335,000,000     334,886,826

Swiss Bank Corp. (Yankee)

  5.70%-5.71%, 1/7/99-4/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     175,000,000     174,990,717

Westdeutsche Landesbank Girozentrale (Yankee)

  5.69%, 1/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,000

                                                                                                                 _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $2,269,533,139)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $2,269,533,139

                                                                                                                 _______________


Commercial Paper--27.3%
-----------------------------------------------------------

Aetna Services Inc.

  5.59%, 8/19/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     53,000,000  $   52,852,395

Bankers Trust N.Y. Corp.

  5.70%, 10/2/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      34,670,582

Bear Stearns Companies Inc.

  5.62%, 12/30/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      34,207,250

Countrywide Home Loans, Inc.

  5.63%, 8/28/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      34,853,000

Den Norske Bank A/S

  5.55%-5.67%, 8/17/98-11/9/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     190,000,000     188,321,139

Dixie Overseas Ltd.

  5.60%, 8/17/98(b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,000,000      54,866,778


DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Commercial Paper (continued)                                                                         Amount           Value
-----------------------------------------------------------
                                                                                                 _______________  ______________

Donaldson, Lufkin, and Jenrette Inc.

  5.71%, 9/22/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     50,000,000  $   49,591,944

Dresdner U.S. Finance Inc.

  5.61%, 1/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,000,000      19,500,856

Fina Oil & Chemical Co.

  5.60%, 8/6/98-9/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60,000,000      59,827,517

Finova Capital Corp.

  5.59%-5.71%, 8/4/98-11/24/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      62,000,000      61,421,008

General Electric Capital Corp.

  5.60%-5.66%, 9/4/98-4/2/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     195,809,666

General Electric Capital Services Corp.

  5.66%, 4/2/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      48,159,833

Generale Bank Inc.

  5.57%, 10/7/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      34,646,947

Heller Financial Inc.

  5.74%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      24,395,500

Lehman Brothers Holdings Inc.

  5.78%, 2/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      70,000,000      68,017,911

Merrill Lynch & Co. Inc.

  5.60%, 10/5/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     115,000,000     113,868,368

Morgan Stanley Dean Witter & Co.

  5.60%, 10/19/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     148,206,591

Salomon Smith Barney Holdings Inc.

  5.60%, 10/19/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      98,790,862

Sanwa Business Credit Corp.

  5.79%-5.81%, 10/20/98-11/2/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     220,000,000     217,070,480

Spintab AB

  5.62%-5.66%, 8/5/98-8/13/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     220,000,000     219,675,741

                                                                                                                 _______________

TOTAL COMMERCIAL PAPER

  (cost $1,758,754,368)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $1,758,754,368

                                                                                                                 _______________


Corporate Notes--22.8%
-----------------------------------------------------------

Bankers Trust Corp.

  5.62%-5.70%, 1/8/99-4/13/99.(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   155,000,000  $  154,953,176

Credit Suisse

  5.61%, 4/14/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

CTN Trust Series 1

  5.64%, 9/2/98 (a,c,d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     150,045,672

Heller Financial Inc.

  5.80%, 4/13/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Istituto Bancario San Paolo Di Torino

  5.63%, 4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,968,886

Lehman Brothers Holdings Inc.

  5.71%-5.95%,11/24/98- 4/7/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     379,000,000     379,071,962

Merrill Lynch & Co. Inc.

  5.60%, 2/22/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      80,000,000      80,000,000

Old Kent Bank

  5.62%, 5/26/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,944,483

Paine Webber Group Inc.

  5.68%-5.76%, 9/16/98-6/3/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     140,000,000     140,010,198

Salomon Smith Barney Holdings Inc.

  5.64%-5.84%, 8/3/98-1/14/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     215,000,000     215,000,000

                                                                                                                 _______________

TOTAL CORPORATE NOTES

  (cost $1,468,994,377)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $1,468,994,377

                                                                                                                 _______________



DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                  Principal
Promissory Notes--5.3%                                                                              Amount           Value
-----------------------------------------------------------
                                                                                                _______________  _______________

Goldman Sachs Group L.P.

 5.65%-5.98%, 9/3/98-4/2/99 (c,d)

  (cost $340,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   340,000,000  $   340,000,000

                                                                                                                 _______________


Short-Term Bank Notes--7.0%
-----------------------------------------------------------

Abbey National PLC

  5.80%, 6/11/99.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     40,000,000  $   39,973,639

Bankers Trust Corp.

  5.65%, 3/19/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31,000,000      30,992,343

Bankers Trust Corp.

  5.88%, 10/5/98.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,996,593

CIT Group Holdings Inc.

  5.61%, 2/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60,000,000      59,983,558

First Tennesse Bank

  5.61%, 5/6/99(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,981,416

First Union National Bank

  5.61%, 7/23/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Heller Financial

  5.70%, 11/10/98(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

PNC Bank

  5.60%, 4/28/99(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,963,896

SouthTrust Bank N.A.

  5.68%, 10/6/98 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      22,000,000      21,998,838

                                                                                                                 _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $452,890,283)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   452,890,283

                                                                                                                 _______________


U.S. Government Agencies--1.6%
-----------------------------------------------------------

Federal National Mortgage Association

 Floating Rate Notes

 5.54%, 1/18/2000

  (cost $100,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   100,000,000  $   100,000,000

                                                                                                                 _______________


Time Deposits--.2%
-----------------------------------------------------------

Berliner Handels-und Frankforter Bank (Grand Cayman)

 5.63%, 8/3/98

  (cost $12,266,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     12,266,000  $    12,266,000

                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $6,402,438,167)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99.5%                 $6,402,438,167

                                                                                          _______                _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..       .5%                $    34,592,963

                                                                                          _______                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                 $6,437,031,130

                                                                                          _______                _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b)  Backed by an irrevocable letter of credit.

(c)These notes were acquired for investment, not with intent to distribute or sell.

(d)Securities restricted as to public resale. These securities were acquired from 10/2/97-7/13/98 at a cost of $150,468,150 for CTN Trust Series I and $340,000,000 for Goldman Sachs Group L.P. At July 31, 1998, the aggregate value of these securities is $490 million, representing approximately 7.6% of net assets and are valued at amortized cost.

                       SEE NOTES TO FINANCIAL STATEMENTS

DREYFUS GOVERNMENT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                             JULY 31,1998 (UNAUDITED)

                                                                                       Annualized
                                                                                        Yield on
                                                                                        Date of     Principal
U.S. Treasury Bills--3.4%                                                               Purchase      Amount          Value
------------------------------------------------------------------------------------
                                                                                  _____________   _______________  ______________
  10/15/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.17%      $    60,000,000  $  59,385,000

  1/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.01          125,000,000    122,366,563

                                                                                                                 _______________

TOTAL U.S. TREASURY BILLS

  (cost $181,751,563)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             $   181,751,563

                                                                                                                 _______________


U.S. Treasury Notes--.4%
---------------------------------------------------

  6.00%, 9/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.53%     $      8,000,000  $   8,005,076

  5.875%, 10/31/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60           15,000,000     15,008,700

                                                                                                                 _______________

TOTAL U.S. TREASURY NOTES

  (cost $23,013,776) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             $    23,013,776

                                                                                                                 _______________


U.S. Government Agencies--73.6%
---------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  11/13/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.72%      $    50,000,000  $  49,218,556

  11/23/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.69           24,549,000     24,128,435

  12/23/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.68           20,000,000     19,569,600

  7/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.50          110,700,000    110,639,837

  8/3/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56           25,000,000     24,977,425

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  8/14/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.67 (a)         50,000,000     49,999,629

  11/3/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.38 (a)         33,500,000     33,504,489

  1/4/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.55 (a)         50,000,000     49,995,714

  2/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.54 (a)         80,000,000     79,978,152

  3/2/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.56 (a)         50,000,000     49,956,583

  4/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.59 (a)        100,000,000     99,905,464

  4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.53 (a)        100,000,000     99,965,484

  5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.53 (a)        100,000,000     99,958,944

  5/21/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.53 (a)         35,000,000     34,985,067

  6/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.60 (a)        150,000,000    150,000,000

  7/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.54 (a)        125,000,000    124,928,288

  7/29/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.54 (a)         50,000,000     49,970,792

  1/27/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.56 (a)        100,000,000    100,000,000

  1/28/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.57 (a)        100,000,000    100,000,000

  5/8/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.54 (a)         50,000,000     49,991,826

Federal Home Loan Banks, Discount Notes

  8/3/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.54          100,000,000     99,969,222

  9/2/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.46           25,000,000     24,882,000

  10/2/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.64           16,500,000     16,497,702

  11/12/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.68           31,212,000     30,728,882

  12/28/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.68           30,000,000     29,331,983

  3/23/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.46           17,250,000     17,244,720

  3/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.58           37,495,000     37,486,151

  4/8/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.63          100,000,000     99,989,726

  4/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57           50,000,000     49,982,279

  5/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.68          100,000,000     99,973,874

  5/27/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.64           50,000,000     49,996,518

  6/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.62           35,000,000     34,977,117

  7/6/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.45           50,000,000     49,973,062

  7/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56           45,000,000     44,990,162

  7/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.49           85,000,000     84,947,911


DREYFUS GOVERNMENT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JULY 31,1998 (UNAUDITED)

                                                                                     Annualized
                                                                                      Yield on
                                                                                      Date of        Principal
U.S. Government Agencies (continued)                                                  Purchase         Amount          Value
------------------------------------------------------------------------------------
                                                                                   _____________  _______________  ______________

Federal Home Loan Banks, Notes

  1/29/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.54%      $    50,000,000  $  50,000,000

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.53           25,000,000     25,000,000

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.73           50,000,000     50,001,741

  3/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.69           50,000,000     50,000,000

  4/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.53          168,770,000    168,788,839

Federal Home Loan Mortgage Corporation, Discount Notes

  8/13/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47          200,000,000    199,637,332

  3/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52            9,000,000      8,717,580

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.42           25,000,000     24,986,517

Federal Home Loan Mortgage Corporation, Floating Rate Notes

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57 (a)       50,000,000     49,973,033

Federal National Mortgage Association, Discount Notes

  3/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.63           30,000,000     30,059,022

Federal National Mortgage Association, Floating Rate Notes

  9/9/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.77 (a)       50,000,000     49,995,138

  9/15/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.58 (a)      200,000,000    199,980,692

  1/6/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.61 (a)      105,000,000    104,971,138

  3/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60 (a)       25,000,000     24,982,120

  4/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.53 (a)      135,000,000    134,944,299

  10/20/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52 (a)      100,000,000    100,000,000

  12/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.58 (a)      100,000,000    100,000,000

  1/21/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57 (a)      100,000,000    100,000,000

Student Loan Marketing Association, Discount Notes

  6/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59           36,000,000     35,990,712

Student Loan Marketing Association, Floating Rate Notes

  9/16/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.74 (a)      150,000,000    149,994,479

  9/16/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.71 (a)       86,500,000     86,506,842

  11/16/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59 (a)       24,500,000     24,501,476

                                                                                                                 _______________

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $3,941,676,554)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $3,941,676,554

                                                                                                                  _______________


Repurchase Agreements--23.2%
---------------------------------------------------

Barclays De Zoete Wedd Securities, Inc.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $275,128,375 (fully collateralized by $271,730,000 U.S.

  Treasury Notes, 5.875% due 2/28/1999, value $278,861,979)  . . . . . . . . . . . .   5.60%      $   275,000,000  $ 275,000,000

Bear Stearns & Co.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $181,084,768 (fully collateralized by $188,396,000 U.S

  Treasury Strips due from 8/15/1998 to 5/15/1999, value $182,611,377) . . . . . . .    5.62          181,000,000    181,000,000

Donaldson Lufkin & Jenrette Securities Corp.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $87,040,600 (fully collateralized by $86,174,000 U.S.

 Treasury Notes, 6.375% to 6.75% due from 5/15/1999 to 5/31/1999,

  value $87,976,149) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60           87,000,000     87,000,000

J. P. Morgan Securities Inc.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $186,086,800 (fully collateralized by $187,428,000 U.S.

 Treasury Notes, 6.375% to 6.75% due from 5/31/1999 to 7/15/1999,

  value $189,834,373)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60          186,000,000    186,000,000


DREYFUS GOVERNMENT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                 JULY 31,1998 (UNAUDITED)

                                                                                      Annualized
                                                                                       Yield on
                                                                                        Date of      Principal
Repurchase Agreements (continued)                                                       Purchase      Amount          Value
------------------------------------------------------------------------------------
                                                                                    _____________  ______________  _____________

Morgan Stanley Dean Witter & Co.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $221,102,949 (fully collateralized by $219,860,000 U.S.

 Treasury Notes, 5.00% to 6.375% due from 2/15/1999 to 5/15/1999,

  value $224,341,043)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.59%      $   221,000,000  $ 221,000,000

SBC Warburg Dillon Read

 dated 7/31/1998, due 8/3/1998 in the amount of

 $293,300,368 (fully collateralized by $304,223,000 U.S.

  Treasury Bills, due from 10/29/1998 to 12/10/1998, value $299,097,282) . . . . . .    5.50          293,166,000    293,166,000

                                                                                                                 _______________

TOTAL REPURCHASE AGREEMENTS

  (Cost $1,243,166,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $1,243,166,000

                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $5,389,607,893)  . . . . . . . . . . . . . . . . . . . . . . . . .  100.6%                                $5,389,607,893

                                                                           _______                              ________________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . .    (.6%)                              $   (30,929,962)

                                                                           _______                              ________________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                $5,358,677,931

                                                                           _______                              ________________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest-rate subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                     Annualized
                                                                                      Yield on
                                                                                      Date of       Principal
U.S. Government Agencies--99.5%                                                       Purchase        Amount          Value
------------------------------------------------------------------------------------
                                                                                   _____________  _______________  ______________

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  7/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.52%      $    10,000,000  $   9,995,787

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.53 (a)        50,000,000     49,982,742

  4/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.53 (a)        25,000,000     24,990,970

  6/29/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.55 (a)        10,000,000      9,994,548

Federal Home Loan Banks, Discount Notes

  8/3/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.54           75,964,000     75,940,620

  8/19/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.44            1,842,000      1,837,036

  8/26/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.46           10,000,000      9,962,708

  9/23/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52           16,000,000     15,873,271

  10/21/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.49            8,925,000      8,817,565

  12/2/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.48            5,000,000      4,908,604

  1/8/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.51           10,000,000      9,761,778

  4/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47            6,359,000      6,116,959

  5/27/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.64            5,000,000      4,999,652

  7/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57            8,000,000      7,997,208

  7/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47            5,000,000      4,997,107

Federal Home Loan Banks, Notes

  10/27/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47           20,000,000     20,008,330

  4/9/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.50           10,000,000     10,002,009

Student Loan Marketing Association, Discount Notes

  3/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.63           16,000,000     15,993,887

Student Loan Marketing Association, Notes

  6/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52           10,000,000     10,003,376

                                                                                                                  ______________

TOTAL INVESTMENTS

  (cost $302,184,157)  . . . . . . . . . . . . . . . . . . . . . . . . . .   99.5%                                $  302,184,157

                                                                           _______                               _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . .     .5%                                $    1,657,616

                                                                           _______                               _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                               $   303,841,773

                                                                           _______                               _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Variable interest rate subject to change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                   Annualized
                                                                                    Yield on
                                                                                     Date of       Principal

U.S. Treasury Bills--14.7%                                                           Purchase        Amount          Value
------------------------------------------------------------------------------------
                                                                                  _____________  _______________  ______________
  8/20/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.71%      $   500,000,000  $ 498,759,720

  1/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.01           40,000,000     39,157,300

                                                                                                                 _______________

TOTAL U.S. TREASURY BILLS

(cost $537,917,020). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             $   537,917,020

                                                                                                                 _______________


U.S. Treasury Notes--38.6%
---------------------------------------------------

  5.875%, 8/15/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.13%      $   500,000,000  $ 500,010,305

  6.125%, 8/31/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52           30,000,000     30,011,926

  6.00%, 9/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.54           70,000,000     70,043,647

  5.875%, 10/31/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.61           85,000,000     85,047,975

  5.125%, 11/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.38           25,000,000     24,972,898

  5.625%, 11/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59          165,000,000    164,979,826

  5.875%, 1/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47           40,000,000     40,065,007

  5.00%, 2/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.41          100,000,000     99,772,845

  5.875%, 2/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.38           35,000,000     35,069,399

  5.875%, 3/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.42           15,000,000     15,034,375

  6.250%, 3/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.30           75,000,000     75,385,242

  6.375%, 4/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.39           60,000,000     60,359,210

  6.375%, 5/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.45           80,000,000     80,469,087

  6.250%, 5/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.40           80,000,000     80,438,225

  6.00%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.29           55,000,000     55,252,632

                                                                                                                 _______________

TOTAL U.S. TREASURY NOTES

  (cost $1,416,912,599)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $1,416,912,599

                                                                                                                 _______________


Repurchase Agreements--45.9%
---------------------------------------------------

Barclays De Zoete Wedd Securities, Inc.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $55,025,758 (fully collateralized by

 $54,730,000 U.S. Treasury Notes, 6.375%,

  due 5/15/1999, value $55,832,366)  . . . . . . . . . . . . . . . . . . . . . . . .   5.62%     $     55,000,000  $     55,000,000

CIBC Oppenheimer Corp.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $337,157,267 (fully collateralized by

 $336,181,000 U.S. Treasury Notes, 5.125%-6.875%,

 due from 12/31/1998 to 7/31/1999, value

  $341,149,152)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60          337,000,000    337,000,000

C.S. First Boston Corp.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $400,186,000 (fully collateralized by

 $401,977,000 U.S. Treasury Notes, 5.875%-6.375%,

 due from 4/30/1999 to 7/31/1999, value

  $408,077,592)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.58          400,000,000    400,000,000

Goldman, Sachs & Co.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $297,889,198 (fully collateralized by

 $300,000,000 U.S. Treasury Notes, 5.625%-6.375%,

 due from 11/30/1998 to 5/15/1999, value

  $303,992,898)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.61          297,750,000    297,750,000

J.P. Morgan Securities Inc.

 dated 7/31/1998, due 8/3/1998 in the amount of

 $337,157,267 (fully collateralized by

 $362,311,000 U.S. Treasury Bills due

  7/22/99, value $344,192,431) . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60          337,000,000    337,000,000


DREYFUS TREASURY CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                    Annualized
                                                                                     Yield on
                                                                                     Date of         Principal
Repurchase Agreements (continued)                                                    Purchase         Amount          Value
------------------------------------------------------------------------------------
                                                                                   _____________  _______________  ______________

SBC Warburg Dillon Read

 dated 7/31/1998, due 8/3/1998 in the amount of

 $257,824,795 (fully collateralized by

 $269,146,000 U.S. Treasury Bills, due from

  10/29/1998-7/22/1999, value $263,017,935)  . . . . . . . . . . . . . . . . . . . .   5.58%      $   257,705,000  $  257,705,000

                                                                                                                  _______________

TOTAL REPURCHASE AGREEMENTS

  (cost $1,684,455,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $1,684,455,000

                                                                                                                  _______________

                                                                                                                  _______________

TOTAL INVESTMENTS

  (cost $3,639,284,619)  . . . . . . . . . . . . . . . . . . . . . . . . .   99.2%                                 $3,639,284,619

                                                                           _______                               ________________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . .     .8%                                 $   28,083,139

                                                                           _______                               ________________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                 $3,667,367,758

                                                                           _______                               ________________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY PRIME CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                     Annualized
                                                                                      Yield on
                                                                                       Date of      Principal
U.S. Treasury Bills--.1%                                                             Purchase         Amount          Value
------------------------------------------------------------------------------------

                                                                                   _____________  _______________  ______________
  12/17/1998

  (cost $848,023)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.25%    $         865,000  $      848,02

                                                                                                                  ______________

U.S. Treasury Notes--101.8%
---------------------------------------------------

  5.875%, 8/15/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.15%      $   601,040,000  $ 601,163,915

  9.25%, 8/15/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16           85,000,000     85,141,381

  4.75%, 8/31/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.20           62,200,000     62,169,643

  6.125%, 8/31/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.14          513,411,000    513,740,168

  4.75%, 9/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.19          226,850,000    226,628,517

  6.00%, 9/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16          270,119,000    270,164,830

  4.75%, 10/31/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.29          189,835,000    189,498,731

  5.875%,10/31/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.27          627,788,000    628,363,000

  5.50%, 11/15/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.22          150,000,000    150,034,580

  8.875%, 11/15/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.29           13,722,000     13,851,751

  5.125%, 11/30/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.18           43,917,000     43,890,762

  5.125%, 12/31/1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16           15,735,000     15,724,490

  5.00%, 1/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.39           10,103,000     10,083,329

  5.875%, 1/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.29           62,670,000     62,802,092

  5.50%, 2/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16            5,870,000      5,873,519

  5.875%, 2/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.23          430,825,000    431,891,507

  6.25%, 3/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.32           38,809,000     38,998,847

  7.00%, 4/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.19           40,000,000     40,415,408

  6.375%, 4/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.28           29,607,000     29,798,484

  6.75%, 5/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.37            8,380,000      8,463,750

  6.00%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.33           30,000,000     30,139,048

TOTAL U.S. TREASURY NOTES

  (cost $3,458,837,752)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $3,458,837,752

                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $3,459,685,775)  . . . . . . . . . . . . . . . . . . . . . . . . .  101.9%                                $3,459,685,775

                                                                           _______                              ________________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . .   (1.9%)                              $   (65,277,332)

                                                                           _______                              ________________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                $3,394,408,443

                                                                           _______                              ________________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                   Principal
Tax Exempt Investments--96.9%                                                                        Amount           Value
-----------------------------------------------------------
                                                                                                 _______________  ______________
California--4.0%

Los Angeles County Transportation Commission, Sales Tax Revenue, Refunding, VRD

  2.90% (Insured; FGIC and LOC; Bayerische Landesbank) (a,b) . . . . . . . . . . . . . . . . .    $    9,200,000  $    9,200,000

Delaware--2.4%

Delaware County Economic Development Authority,

 Solid Waste Disposal and Sewer Facilities, Revenue, VRDN

 (CIBA-Geigy Corp. Project)

  3.80%, Series A (LOC; Union Bank of Switzerland) (a,b) . . . . . . . . . . . . . . . . . . . .       5,500,000       5,500,000

District of Columbia--1.8%

District of Columbia Housing Finance Agency, SFMR

  3.80%, Series B, 6/23/99 (LOC; AIG Funding, Inc.) (a)  . . . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

Florida--.6%

Lake County Industrial Development Authority, IDR, VRDN (Novelty Crystal
Project)

  3.80% (LOC; Credit Commercial De France) (a,b) . . . . . . . . . . . . . . . . . . . . . . . .       1,475,000       1,475,000

Hawaii--2.9%

Honolulu City and County, MFHR, VRDN (HaleKua Gardens Project)

  4.20%, Series A (LOC; Bank of Tokyo-Mitsubishi) (a,b)  . . . . . . . . . . . . . . . . . . . .       6,523,000       6,523,000

Illinois--3.2%

Illinois Housing Development Authority, Revenue (Homeowner Mortgage)

  3.60%, Series D, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,370,000       5,370,000

West Chicago, IDR, VRDN (Acme Printing Ink Project)

  4.175% (LOC; Bank of Tokyo-Mitsubishi) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . .       2,000,000       2,000,000

Iowa--3.8%

Iowa Higher Education Loan Authority, Educational Facilities Revenue, VRDN

 (Palmer Chiropractic University Foundation)

  3.80% (LOC; Firstar Bank of Milwaukee) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . .       8,725,000       8,725,000

Kentucky--.7%

Boone County, IDR, VRDN (Curtain Matheson Scientific Project)

  3.65% (LOC; Toronto-Dominion Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,500,000       1,500,000

Louisiana--3.3%

New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Projects)

  3.95% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b) . . . . . . . . . . .       7,400,000       7,400,000

Maine--1.1%

Maine Housing Authority, Mortgage Purpose

  3.80%, Series A-2, 5/14/99 (LOC; FNMA) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .       2,500,000       2,500,000

Massachusetts--1.8%

Springfield, BAN 4%, 7/15/99 (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . . . . . . . . .       4,150,000       4,163,328

Michigan--5.9%

Midland County Economic Development Corporation, Economic Development, LOR, VRD

  (Dow Chemical Co. Project) 3.75%, Series A (LOC; Dow Chemical Co.) (a,b) . . . . . . . . . . .      13,500,000      13,500,000

Missouri--2.9%

Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding, VRDN

  3.80%, Series B (Insured; MBIA and LOC; State Street Bank and Trust Co.) (a,b) . . . . . . . .       6,500,000       6,500,000

Neveda--3.4%

Washoe County, Water Facility Revenue, VRDN (Sierra Pacific Power Co. Project)

  3.75% (LOC; Union Bank of Switzerland) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . .       7,800,000       7,800,000

New York--6.2%

Erie County, RAN 4.50%, Series B, 10/29/98 (LOC; Union Bank of Switzerland) (a). . . . . . . . .       4,000,000       4,006,386

New York City Municipal Water Finance Authority, Water and Sewer System Revenue

  VRDN 3.70%, Series C (Liquidity Facility; FGIC and LOC; FGIC) (a,b)  . . . . . . . . . . . . .       4,000,000       4,000,000

New York State Energy Research and Development Authority, PCR, VRDN (LILCO
Project)

  3.58%, Series A (LOC; Deutsche Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . .       6,000,000       6,000,000


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount          Value
-----------------------------------------------------------
                                                                                                  ______________  ______________

Ohio--10.1%

Butler County, MFHR (Wynd Tree Apartments Project)

  3.90%, 1/1/99 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    5,000,000  $    5,000,000

Greene County, G.O. Notes 3.75%, 5/6/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,726

Montgomery County, Revenue, CP (Miami Valley Hospital)

  3.80%, Series B, 8/11/98 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . .       8,000,000       8,000,000

Piqua, IDR, VRDN (Berwick Steel Co. Project)

  3.75% (LOC; Sanwa Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,800,000       4,800,000

Oregon--1.3%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

  3.80%, Series C, 5/3/99 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . . . . . . .       3,055,000       3,055,000

Pennsylvania--5.3%

Emmaus General Authority, Revenue, VRDN

  3.50% (Liquidity Facility; Credit Suisse and LOC; FSA) (a,b) . . . . . . . . . . . . . . . . .       8,000,000       8,000,000

Philadelphia School District, Revenue, TRAN

  4.25%, Series A, 6/3/99 (LOC; First Union National Bank) (a) . . . . . . . . . . . . . . . . .       4,000,000       4,021,675

South Carolina--2.3%

Florence County Solid Waste Disposal and Waste Water Treatment Facility, VRDN

  (Roche Carolina Inc. Project) 3.75% (LOC; Deutsche Bank) (a,b) . . . . . . . . . . . . . . . .       5,200,000       5,200,000

Tennessee--3.7%

Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:

  3.52%, Series A-2 (Insured; AMBAC and LOC; Krediet Bank) (a,b) . . . . . . . . . . . . . . . .       4,225,000       4,225,000

  3.52%, Series A-3 (Insured; AMBAC and LOC; Krediet Bank) (a,b) . . . . . . . . . . . . . . . .       4,210,000       4,210,000

Texas--17.8%

Brazos River Authority, PCR, Refunding, VRDN (Utility Electric Co.)

  3.80%, Series A (Insured; MBIA and LOC; The Bank of New York) (a,b)  . . . . . . . . . . . . .       5,000,000       5,000,000

Brazos River Harbor Naval District, Brazoria County Revenue, VRDN

  (BASF Corp.) 3.80% (LOC; B.A.S.F.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

Greater East Texas Higher Education Authority Inc., Student Loan Revenue

  3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association) (a)  . . . . . . . . . . . .       3,000,000       3,000,000

Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, VRDN

  (Amoco Oil Co. Project) 3.75% (Corp. Guaranty; Amoco Credit Corp.) (b) . . . . . . . . . . . .       7,900,000       7,900,000

Harris County Health Facilities Development Corporation, HR, VRDN

  (TIRR Project) 3.80% (LOC; Texas Commerce Bank) (a,b)  . . . . . . . . . . . . . . . . . . . .       9,620,000       9,620,000

Vermont--1.9%

Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)

  3.60% (LOC; ABN-Amro Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,300,000       4,300,000

Virginia--2.1%

Charles City and County Industrial Development Authority, Exempt Facility
Revenue

 VRDN (Chambers Development Inc., Project)

  3.60%, (LOC; Morgan Guaranty Trust Co.) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . .       3,200,000       3,200,000

Chesapeake Industrial Development Authority, IDR, VRDN (Sumitomo Mach Co.)

  4.25% (LOC; Sumitomo Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,500,000       1,500,000

Washington--3.3%

Washington State Housing Finance Commission, Single Family Program

  3.90%, Series 5A-S, 12/15/98 (LOC; Bayerische Landesbank) (a)  . . . . . . . . . . . . . . . .       7,515,000       7,515,000

West Virginia--3.3%

Marion County Commission, Solid Waste Disposal Facility Revenue, VRDN

  (Granttown Project) 3.60%, Series B (LOC; National Westminster Bank) (a,b) . . . . . . . . . .       7,600,000       7,600,000


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount           Value
-----------------------------------------------------------
                                                                                                   ______________  ______________

Wyoming--1.8%

Lincoln County, PCR, VRDN (Exxon Project)

  3.70%, Series C (Corp. Guaranty, Exxon Corp.) (b)  . . . . . . . . . . . . . . . . . . . . . .   $    4,200,000  $    4,200,000

                                                                                                                    _____________

TOTAL INVESTMENTS (cost $220,510,115). . . . . . . . . . . . . . . . . . . . . . . . .      96.9%                    $220,510,115

                                                                                          _______                   _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.1%                   $   7,039,162

                                                                                          _______                   _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                    $227,549,277

                                                                                          _______                   _____________
Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Secured by letters of credit. At July 31, 1998, 83.5% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, corporations and government agencies.

(b)Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                    Principal
Tax Exempt Investments--98.3%                                                                         Amount          Value
-----------------------------------------------------------
                                                                                                  ______________  ______________
Buffalo, RAN 4.40%, 8/5/98 (LOC; Landesbank Hessen) (a). . . . . . . . . . . . . . . . . . . .    $    4,000,000  $    4,000,248

Deer Park Union Free School District, TAN 3.90%, 6/25/99 . . . . . . . . . . . . . . . . . . . .       4,000,000       4,010,411

Erie County, RAN 4.50%, Series B, 10/29/98 (LOC; Union Bank of Switzerland) (a). . . . . . . . .       5,000,000       5,007,983

Town of Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Project) 3.55% (LOC; Fleet Bank) (a,b) . . . . . . . . . . . . . . . .       3,750,000       3,750,000

Long Island Power Authority, Electric Systems, Revenue, VRDN

  3.70%, Sub-Series 5 (LOC: ABN-Amro Bank and Morgan Guaranty Trust Co.) (a,b) . . . . . . . . .       3,200,000       3,200,000

Municipal Assistance Corporation, CP:

  3.55%, Series 2, 10/14/98 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . .       5,200,000       5,200,000

  3.50%, Series 2, 10/15/98 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . .       7,000,000       7,000,000

Nassau County Industrial Development Agency, IDR, VRDN

  (Manhassett Association Project) 3.50% (LOC; Bankers Trust Co.) (a,b)  . . . . . . . . . . . .       2,000,000       2,000,000

City of New York, VRDN:

  3.70%, Series A-4 (LOC; Chase Manhattan Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . .       7,500,000       7,500,000

  3.70%, Series B (Insured; MBIA and LOC; Bank of Nova Scotia) (a,b) . . . . . . . . . . . . . .       3,000,000       3,000,000

  3.70%, Series B (Insured; MBIA and LOC; National Westminster Bank) (a,b) . . . . . . . . . . .       4,000,000       4,000,000

  3.70%, Series B (Insured; MBIA and LOC; Westdeutsche Landesbank) (a,b) . . . . . . . . . . . .      10,000,000      10,000,000

  Trust Cultural Resource Revenue, Refunding (American Museum of Natural History)

    3.35%, Series B (Insured; MBIA and SPBA; Credit Suisse) (b)  . . . . . . . . . . . . . . . .       4,625,000       4,625,000

New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems)

  3.50%, Series B (LOC; Canadian Imperial Bank of Commerce) (a,b)  . . . . . . . . . . . . . . .       4,900,000       4,900,000

New York City Housing Development Corporation, MFMR, VRDN

  (York Avenue Development Project) 3.50% (LOC; Midland Bank) (a,b)  . . . . . . . . . . . . . .       5,000,000       5,000,000

New York City Industrial Development Agency, IDR, VRDN

  (Field Hotel Association JFK Project) 3.45% (LOC; Credit Agriole Indosuez) (a,b) . . . . . . .       4,400,000       4,400,000

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN

  3.70%, Series C (Insured; FGIC and Liquidity Facility; FGIC) (b) . . . . . . . . . . . . . . .       8,000,000       8,000,000

New York State Dormitory Authority, Revenues, VRDN (Metropolitan Museum of Art)

  3.40%, Series A (Corp. Guaranty; Metropolitan Museum of Art) (b) . . . . . . . . . . . . . . .       6,200,000       6,200,000

New York State Energy, Research and Development Authority, PCR:

 (LILCO Project)

    3.58%, Series A, 3/1/99 (LOC; Deutsche Bank) (a) . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

  (New York State Electric and Gas)

    3.58%, Series A, 3/15/99 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . .       6,000,000       6,000,000

  VRDN:

    (Central Hudson Gas and Electric Project)

      3.40%, Series A (LOC; Union Bank of Switzerland)(a,b)  . . . . . . . . . . . . . . . . . .       3,000,000       3,000,000

    (Niagara Mohawk Power Corp.):

      3.75%, Series A (LOC; Toronto-Dominion Bank) (a,b) . . . . . . . . . . . . . . . . . . . .       6,200,000       6,200,000

      3.90%, Series B (LOC; Morgan Guaranty Trust Co.) (a,b) . . . . . . . . . . . . . . . . . .      24,100,000      24,100,000

    Refunding (Orange/Rockland Utilities)

      3.35%, Series A (Insured; AMBAC and LOC; Societe Generale) (a,b) . . . . . . . . . . . . .      10,000,000      10,000,000

New York State Housing Finance Agency, Service Contract Obligation, Revenue,
VRDN

  3.30%, Service A (LOC; Commerz Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

New York State Local Government Assistance Corporation, VRDN

  3.30%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b) . . . . . . . . . . .       4,200,000       4,200,000

New York State Power Authority, Revenue:

 CP 3.50%, 10/19/98 (LOC: Bank of Nova Scotia, Commerz Bank, Credit Locale de
France,

    Landeshessen-Thuringen, Morgan Guaranty Trust Co. and Toronto-Dominion) (a)  . . . . . . . .       9,000,000       9,000,000

  General Purpose (Jr. Lien)

    3.60%, 9/1/98 (LOC: Bank of America, Bank of Tokyo-Mitsubishi,

    Morgan Guaranty Trust Co. and Sumitomo Bank) (a) . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

Northport-East Northport Union Free School District, BAN 4%, 6/4/99. . . . . . . . . . . . . . .       2,000,000       2,003,711


DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                    Principal
Tax Exempt Investments (continued)                                                                   Amount           Value
-----------------------------------------------------------
                                                                                                  ______________  ______________

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN

 (Versatile Structure Obligation):

    3.75%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a,b) . . . . . . . . . . . . . . . . . .    $    4,000,000  $    4,000,000

    3.80%, Series 4 (LOC; Landesbank Hessen) (a,b) . . . . . . . . . . . . . . . . . . . . . . .       3,300,000       3,300,000

    3.80%, Series 6 (LOC; Bank of Nova Scotia) (a,b) . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

Rochester, BAN 4%, Series I, 3/9/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,012,511

Sachem Central School District 4%, Series II, 6/25/99. . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,015,165

Suffolk County, TAN:

 4.25%, Series I, 8/13/98 (LOC: Canadian Imperial Bank of Commerce,

    National Westminster Bank and Westdeutsche Landesbank) (a) . . . . . . . . . . . . . . . . .       6,000,000       6,001,101

  4.25%, Series II, 9/10/98 (LOC: Canadian Imperial Bank of Commerce,

    National Westminster Bank and Westdeutsche Landesbank) (a) . . . . . . . . . . . . . . . . .       7,000,000       7,002,949

Triborough Bridge and Tunnel Authority, Special Obligation, VRDN

  3.35% (Insured; FGIC and Liquidity Facility; FGIC) (b) . . . . . . . . . . . . . . . . . . . .       7,300,000       7,300,000

                                                                                                                   _____________

TOTAL INVESTMENTS (cost $213,929,079). . . . . . . . . . . . . . . . . . . . . . . . .      98.3%                   $213,929,079

                                                                                          _______                  _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.7%                 $    3,619,275

                                                                                          _______                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                   $217,548,354

                                                                                          _______                  _____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Secured by letters of credit. At July 31, 1998, 79% of the Fund's net assets are backed by letters of credit issued by domestic banks and foriegn banks, of which Morgan Guaranty Trust Co. provided letters of credit to 18.2% of the Fund's net assets.

(b)Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

                      SEE NOTES TO FINANCIAL STATMEMENTS.

DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments--99.5%                                                                         Amount           Value
-----------------------------------------------------------
                                                                                                   _____________   _____________
Alaska--.9%

Valdez, Marine Terminal Revenue, Refunding, CP (ARCO Transportation Project)

  3.55%, 8/13/98 (LOC; Atlantic Richfield Co.) (a) . . . . . . . . . . . . . . . . . . . . .    $     14,100,000  $   14,100,000

Arkansas--.8%

University of Arkansas, University Revenues, Refunding, VRDN (UAMS Campus)

  3.55% (Insured; MBIA and Liquidity; Credit Suisse) (b) . . . . . . . . . . . . . . . . . . . .      12,400,000      12,400,000

California--2.8%

California Higher Education Loan Authority, Student Loan Revenue, Refunding:

  3.895%, Series A-2, 5/1/99 (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . .      16,000,000      16,000,000

  3.60%, Series A, 7/1/99 (LOC; National Westminster Bank) (a) . . . . . . . . . . . . . . . . .      11,700,000      11,700,000

California Public Capital Improvements Financing Authority, Revenue (Pooled
Project)

  3.65%, Series C, 9/15/98 (LOC; National Westminster Bank) (a)  . . . . . . . . . . . . . . . .      10,000,000      10,000,000

Sacramento County, MFHR, VRDN 4%, Series B (LOC; Dai-Ichi Kangyo Bank) (a,b) . . . . . . . . . .       6,900,000       6,900,000

Connecticut--2.9%

State of Connecticut Special Assessment Unemployment Compensation Advance Fund,

 Revenue (Connecticut Unemployment)

  3.60%, Series C, 7/1/99 (Insured and Liquidity; FGIC)  . . . . . . . . . . . . . . . . . . . .      23,000,000      23,000,000

Connecticut Development Authority, PCR, Refunding, VRDN

 (Connecticut Light and Power Co. Project)

  3.50%, Series A (LOC; Deutsche Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . .      22,500,000      22,500,000

Delaware--3.9%

Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):

  3.80%, Series A (BPA; Morgan Stanley and Co. and Insured; MBIA) (b)  . . . . . . . . . . . . .       9,700,000       9,700,000

  3.80%, Series B (BPA; Morgan Stanley and Co. and Insured; MBIA) (b)  . . . . . . . . . . . . .      33,200,000      33,200,000

  3.80%, Series C (BPA; Morgan Stanley and Co. and Insured; MBIA) (b)  . . . . . . . . . . . . .      18,700,000      18,700,000

District of Columbia--3.2%

District of Columbia, VRDN:

  (General Fund Recovery) 3.80%, Series B-1 (LOC; Societe Generale) (a,b)  . . . . . . . . . . .      25,450,000      25,450,000

  Refunding:

    3.80%, Series A-4 (LOC; Societe Generale) (a,b)  . . . . . . . . . . . . . . . . . . . . . .      10,700,000      10,700,000

    3.80%, Series A-5 (LOC; Bank of Nova Scotia) (a,b) . . . . . . . . . . . . . . . . . . . . .      14,222,000      14,222,000

Florida--5.6%

Dade County, Water and Sewer Systems Revenue, VRDN

  3.40% (BPA; Commerzbank and Insured; FGIC) (b) . . . . . . . . . . . . . . . . . . . . . . . .      12,000,000      12,000,000

Miami-Dade County School District, TAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,046,229

Orange County Housing Finance Authority, MFHR, VRDN (Heather Project)

  3.50%, Series B (LOC; FNMA) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,400,000      12,400,000

Pasco County Industrial Development Authority, Revenue, VRDN

  (Woodhaven Partners Limited Project) 3.50% (LOC; Kredietbank) (a,b)  . . . . . . . . . . . . .       9,500,000       9,500,000

Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN

  (Pooled Hospital Loan Program) 3.70% (LOC; Chase Manhattan Bank) (a,b) . . . . . . . . . . . .       6,000,000       6,000,000

Sunshine State Governmental Financing Commission, Revenue, CP:

  3.60%, Series B, 8/21/98 (BPA: State Board of Administration of Florida) . . . . . . . . . . .      19,075,000      19,075,000

  3.55%, Series B, 10/23/98 (BPA: Bank of Nova Scotia and State Board of

    Administration of Florida) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,735,000      14,735,000

Georgia--2.1%

Burke County Development Authority, PCR:

 CP (Oglethorpe Power Corp.)

    3.60%, Series B, 11/19/98 (Insured; AMBAC and Liquidity; Rabobank Nederland) . . . . . . . .      20,000,000      20,000,000

  VRDN (Georgia Power Co.) 3.70%, 4th Series (LOC; Georgia Power Co.) (a,b)  . . . . . . . . . .       6,050,000       6,050,000

Hapeville Development Authority, IDR, VRDN (Hapeville Hotel Limited)

  3.70% (LOC; Deutsche Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,300,000       6,300,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount           Value
-----------------------------------------------------------
                                                                                                   _____________   _____________

Hawaii--2.1%

State of Hawaii Department of Budget and Finance, Special Purpose Revenue, VRDN

  (Queens Health Systems) 3.50%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b) . . . . . .    $     32,600,000  $   32,600,000

Idaho--.6%

State of Idaho, TAN 4.50%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,079,225

Illinois--5.7%

City of Chicago, Revenue:

  3.55%, 10/29/98 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

  3.55%, 2/24/99 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,000

Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)

  3.60% (LOC; Citibank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,945,000      14,945,000

Illinois Development Finance Authority, Revenue, VRDN (Provena Health)

  3.70%, Series B (Insured; MBIA and Liquidity; Bank of America) (b) . . . . . . . . . . . . . .      20,000,000      20,000,000

Illinois Health Facilities Authority, Revenue (Evanston Northwestern Corp.)

  3.70%, 6/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

Indiana--1.0%

Petersburg, PCR, Refunding, VRDN (Indiana Power and Light Co.)

  3.60%, Series B (Insured; AMBAC and Liquidity; Indianapolis Power and Light Co.) (b) . . . . .      15,000,000      15,000,000

Louisiana--1.9%

Parish of East Baton Rouge, PCR, Refunding, VRDN (Exxon Project)

  3.70% (LOC; Exxon Corp.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,100,000       4,100,000

Jefferson Parish Hospital Service District No.2, HR, VRDN 3.55% (Insured; FGIC) (b). . . . . . .       9,000,000       9,000,000

Louisiana Offshore Terminal Authority, Deepwater Port Revenue, Refunding, VRDN

  (First Stage-Loop Inc.) 3.70%, Series A (LOC; Union Bank of Switzerland) (a,b) . . . . . . . .      10,200,000      10,200,000

Plaquemines Port Harbor and Terminal District, Port Facilities Revenue

 (International Marine Terminal Project)

  3.60%, Series A, 3/15/99 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . .       6,000,000       6,000,000

Maryland--.9%

Baltimore County, EDR, Refunding, VRDN (Blue Circle Inc. Project)

  3.55% (LOC; Den Danske Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13,600,000      13,600,000

Massachusetts--4.3%

Massachusetts Bay Transportation Authority, CP

  3.55%, Series C, 8/17/98 (LOC; Westdeutsche Landesbank) (a)  . . . . . . . . . . . . . . . . .      17,900,000      17,900,000

Massachusetts Housing Finance Agency, Refunding, VRDN (Harbor
Point-Multi-Family)

  3.65%, Series A (LOC; Republic National Bank of New York) (a,b)  . . . . . . . . . . . . . . .      18,000,000      18,000,000

Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN

  3.40%, Series C (BPA; Credit Suisse and Insured; MBIA) (b) . . . . . . . . . . . . . . . . . .      12,300,000      12,300,000

Massachusetts Industrial Finance Agency, PCR, Refunding, CP (New England Power
Co.)

  3.60%, 8/20/98 (LOC; New England Power Co.) (a)  . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

City of Springfield, BAN 4.25%, 11/20/98 (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . . .      10,000,000      10,011,715

Michigan--3.3%

Detroit City School District, Notes 4.50%, 7/1/99. . . . . . . . . . . . . . . . . . . . . . . .      30,000,000      30,224,961

Michigan Hospital Finance Authority, VRDN (Hospital Equipment Loan Program)

  3.40% (LOC; Comerica Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200,000       1,200,000

Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)

  3.55% (LOC; Wachovia Bank of Georgia) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . .       5,900,000       5,900,000

Michigan Strategic Fund, LOR, Refunding, VRDN (Detroit Edison Co.)

  3.75%, Series CC (LOC; Barclays Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . .       6,900,000       6,900,000

Midland County Economic Develpment Corporation, Economic Development, LOR,
Refunding,

  VRDN (Dow Chemical Co. Project) 3.85%, Series B (LOC; Dow Chemical Co.) (a,b)  . . . . . . . .       8,100,000       8,100,000

Minnesota--.4%

City of Cloquet, PCR, VRDN (Potlatch Corp. Project)

  3.50% (LOC; Credit Suisse) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,600,000       5,600,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount          Value
-----------------------------------------------------------
                                                                                                   _____________   _____________

Mississippi--.5%

Jackson County, PCR, Refunding, VRDN (Chevron USA, Inc. Project)

  3.70% (LOC; Chevron USA, Inc.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       7,555,000  $    7,555,000

Missouri--.8%

City of Saint Louis, General Fund Revenue, TRAN 4.50%, 6/30/99 . . . . . . . . . . . . . . . . .      12,000,000      12,090,788

Nebraska--2.0%

Nebraska Higher Education Loan Program Inc., Revenue, VRDN (Student Loan
Program)

  3.70%, Series C (Insured; MBIA and BPA; Student Loan Marketing Association) (b)  . . . . . . .      27,340,000      27,340,000

Nebraska Investment Finance Authority, HR, VRDN (Depreciation Assets)

  3.55%, Series A (Insured; FGIC and Liquidity; First Bank National Association) (b) . . . . . .       4,280,000       4,280,000

New Jersey--.6%

New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN

  3.15%, Series D (BPA; Societe Generale and Insured; FGIC) (b)  . . . . . . . . . . . . . . . .       9,900,000       9,900,000

New Mexico--1.9%

State of New Mexico, TRAN 4.25%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,000,000      30,171,729

New York--20.8%

Municipal Assistance Corporation for the City of New York, VRDN

  3.35%, Subseries K-2 (LOC; Bayerische Landesbank) (a,b)  . . . . . . . . . . . . . . . . . . .      34,500,000      34,500,000

City of New York, VRDN:

  3.70%, Subseries A-7 (LOC; Morgan Guaranty Trust Co.) (a,b)  . . . . . . . . . . . . . . . . .      14,900,000      14,900,000

  3.70%, Series B (Insured; MBIA and Liquidity; Westdeutsche Landesbank) (b) . . . . . . . . . .       2,500,000       2,500,000

  3.70%, Series B (Insured; AMBAC and Liquidity; Rabobank Nederland) (b) . . . . . . . . . . . .       7,000,000       7,000,000

New York City Energy and Research Development Authority, PCR, VRDN

  (Niagra Mohawk Power Corp.) 3.70%, Series B (LOC; Toronto-Dominion Bank) (a,b) . . . . . . . .       5,300,000       5,300,000

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN:

  3.70%, Series C (Insured and Liquidity; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . . .      25,600,000      25,600,000

  3.70%, Series 93C (Insured and Liquidity; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . .       8,770,000       8,770,000

  3.70%, Series G (Insured and Liquidity; FGIC) (b)  . . . . . . . . . . . . . . . . . . . . . .      20,000,000      20,000,000

State of New York, CP

  3.55%, Series U, 10/15/98 (Liquidity; Westdeutsche Landesbank) . . . . . . . . . . . . . . . .      10,000,000      10,000,000

New York State Job Development Authority, CP

  3.55%, 10/13/98 (Liquidity; Westdeutsche Landesbank) . . . . . . . . . . . . . . . . . . . . .      30,000,000      30,000,000

New York State Local Government Assistance Corporation, VRDN:

  3.35%, Series G (LOC: Bank of Nova Scotia) (a,b) . . . . . . . . . . . . . . . . . . . . . . .      26,100,000      26,100,000

  3.45%, Series B (LOC; Kredietbank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,400,000      27,400,000

  3.45%, Series C (LOC; Landesbank Hessen) (a,b) . . . . . . . . . . . . . . . . . . . . . . . .      45,400,000      45,400,000

New York State Medical Care Facilities Finance Agency, Revenue, VRDN

 (Pooled Loan Equipment Program-1)

  3.45% (LOC; Chase Manhattan Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,700,000      55,700,000

Suffolk County, TRAN 4.25%, Series RA-1, 8/13/98 (LOC: Canadian Imperial Bank of
Commerce,

  National Westminster Bank and Westdeutsche Landesbank) (a) . . . . . . . . . . . . . . . . . .      14,000,000      14,002,703

Ohio--2.2%

Green County, Certificates of Indebtness, GO Notes 3.75%, 5/6/99 . . . . . . . . . . . . . . . .      15,000,000      15,002,177

Montgomery County, Revenue, Refunding, CP (Miami Valley Hospital)

  3.80%, Series A, 8/14/98 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . .      19,000,000      19,000,000

Oregon--.6%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

  3.80%, Series C, 5/3/99 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

Pennsylvania--4.8%

Allegheny County Industrial Development Authority, Revenue, VRDN

  (Longwood at Oakmont) 3.70%, Series B (LOC; Dresdner Bank) (a,b) . . . . . . . . . . . . . . .       4,000,000       4,000,000

Allegheny County Port Authority, GAN 4.25%, 6/30/99 (LOC; PNC Bank) (a). . . . . . . . . . . . .      10,815,000      10,876,837


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount          Value
-----------------------------------------------------------
                                                                                                   _____________   _____________

Pennsylvania (continued)

Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN

  3.45%, Series D (LOC; Credit Suisse) (a,b) . . . . . . . . . . . . . . . . . . . . . . . .    $     10,300,000  $   10,300,000

Emmaus General Authority, Revenue, VRDN

  3.50%, Subseries F-10 (LOC; Bayerische Landesbank) (a,b) . . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

City of Philadelphia, TRAN 4.25%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . . . . .       8,500,000       8,545,957

  City of Philadelphia School District 4.25%, Series B, 6/30/99 (LOC; PNC Bank) (a)  . . . . . .      30,000,000      30,163,748

Schuylkill County Industrial Development Authority, RRR, Refunding, VRDN

  (Northeastern Power Co.) 3.70%, Series A (LOC; Credit Locale de France) (a,b)  . . . . . . . .       4,700,000       4,700,000

Washington County Authority, Lease Revenue, VRDN

 (Higher Education Pooled Equipment Lease Project)

  3.60%, Series 1985A (LOC; First Union National Bank) (a,b) . . . . . . . . . . . . . . . . . .       3,400,000       3,400,000

South Carolina--.3%

Sumter County, Industrial Revenue, VRDN (Bendix Corp. Project)

  4.125% (LOC; Sumitomo Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

Tennessee--3.2%

Sevier County, Public Building Authority, Local Government Improvement, VRDN:

  3.52%, Series 3-A-1 (Insured; AMBAC and Liquidity; Landesbank Hessen) (b)  . . . . . . . . . .      20,000,000      20,000,000

  3.52%, Series 3-B-3 (Insured; AMBAC and Liquidity; Landesbank Hessen) (b)  . . . . . . . . . .       8,350,000       8,350,000

  3.52%, Series 3-B-4 (Insured; AMBAC and Liquidity; Landesbank Hessen) (b)  . . . . . . . . . .       6,000,000       6,000,000

Shelby County, CP 3.60%, Series B, 11/16/98 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . .      16,500,000      16,500,000

Texas--8.4%

Bexar County Health Facilities Development Corporation, Revenue, VRDN

 (Retirement Community-Air Force Village Foundation Project)

  3.50% (LOC; Rabobank Nederland) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,300,000      14,300,000

Dallas County, Permanent Improvement Revenue

  3.70%, Series C, 6/15/99 (SBPA; Union Bank of Switzerland) . . . . . . . . . . . . . . . . . .       7,230,000       7,230,000

Harris County Health Facilities Development Corporation, HR, VRDN

  (Texas Children's Hospital) 3.60%, Series B-1 (LOC; Bank of America) (a,b) . . . . . . . . . .       8,300,000       8,300,000

City of Houston, Water and Sewer Systems Revenue, CP 3.65%, Series A, 8/17/98

  (Liquidity: Union Bank of Switzerland and Westdeutsche Landesbank) . . . . . . . . . . . . . .      21,300,000      21,300,000

Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point III

  3.55%, Series A (LOC; Trust Co. Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . .      12,490,000      12,490,000

Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health)

  3.80%, Series 85A (LOC; Banque Paribas) (a,b)  . . . . . . . . . . . . . . . . . . . . . . . .      15,500,000      15,500,000

Texas Public Finance Authority, Revenue, CP:

  3.60%, 11/18/98 (Liquidity: Toronto-Dominion Bank and Union Bank of Switzerland) . . . . . . .      15,000,000      15,000,000

  GO:

    3.60%, Series A, 8/13/98 (Liquidity: Toronto-Dominion Bank and

      Union Bank of Switzerland) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,000,000      29,000,000

    3.60%, Series A, 10/13/98 (Liquidity: Toronto-Dominion Bank and

      Union Bank of Switzerland) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,700,000       9,700,000

Utah--4.8%

Emery County, PCR, Refunding, VRDN (Pacificorp Project)

  3.70% (Insured; AMBAC and Liquidity; Bank of Nova Scotia) (b)  . . . . . . . . . . . . . . . .      22,650,000      22,650,000

Intermountain Power Agency, Power Supply Revenue, CP:

  3.50%, 8/20/98 (Liquidity: Bank of America and Bank of Nova Scotia)  . . . . . . . . . . . . .       9,300,000       9,300,000

  3.60%, 8/20/98 (Liquidity: Bank of America and Bank of Nova Scotia)  . . . . . . . . . . . . .      33,400,000      33,400,000

  3.55%, 9/28/98 (Liquidity: Bank of America and Bank of Nova Scotia)  . . . . . . . . . . . . .      10,000,000      10,000,000

Virginia--.9%

Henrico County Industrial Development Authority, Health Facility Revenue, VRDN

  (Hermitage Project) 3.80% (LOC; Nationsbank of Virginia) (a,b) . . . . . . . . . . . . . . . .      14,930,000      14,930,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JULY 31, 1998 (UNAUDITED)

                                                                                                     Principal
Tax Exempt Investments (continued)                                                                    Amount          Value
-----------------------------------------------------------
                                                                                                   _____________   _____________

Washington--3.7%

Snohomish County Public Utilities District No.1, Electric Revenue, VRDN

 (Generation Systems)

  3.40% (Insured; MBIA and SBPA; Industrial Bank of Japan) (b) . . . . . . . . . . . . . . .    $     10,760,000  $   10,760,000

Washington Health Care Facilities Authority, Revenue, VRDN (Sisters of
Providence):

  3.70%, Series D (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,000,000      12,000,000

  3.70%, Series E (LOC; Rabobank Nederland) (a,b)  . . . . . . . . . . . . . . . . . . . . . . .       6,800,000       6,800,000

Washington Housing Finance Commission, Non-Profit Housing Revenue, Refunding,
VRDN

  (Panorama City Project) 3.70% (LOC; Key Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . .       8,600,000       8,600,000

Washington Public Power Supply System, Revenue, Refunding, VRDN (Nuclear
Project)

  3.45% (LOC; Morgan Guaranty Trust Co.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . .      20,700,000      20,700,000

Wyoming--1.3%

Lincoln County, PCR, VRDN (Exxon Project):

  3.70%, Series B (LOC; Exxon Corp.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,400,000       5,400,000

  3.70%, Series C (LOC; Exxon Corp.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,750,000       4,750,000

  3.70%, Series D (LOC; Exxon Corp.) (a,b) . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,900,000       9,900,000

U.S. Related--.3%

Commonwealth of Puerto Rico Highway and Transportation Authority, Highway
Revenue, VRDN

  3.20%, Series X (LOC: Landesbank Hessen-Thuringen and Union Bank of Switzerland) (a,b) . . . .       4,475,000       4,475,000

                                                                                                                 _______________

TOTAL INVESTMENTS (cost $1,566,173,069). . . . . . . . . . . . . . . . . . . . . . . .      99.5%                 $1,566,173,069

                                                                                          _______                _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .5%              $       7,330,286

                                                                                          _______                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                 $1,573,503,355

                                                                                          _______                _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Secured by letters of credit. At July 31, 1998, 53.3% of the Fund's net assets are backed by letters of credit issued by corporations, domestic banks, foreign banks, and government agencies.

(b)Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

                      SEE NOTES TO FINANCIAL STATEMENTS.


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC     American Municipal Bond Assurance Corporation   LOC       Letter of Credit

BAN       Bond Anticipation Notes                         LOR       Limited Obligation Revenue

BPA       Bond Purchase Agreement                         MBIA      Municipal Bond Investors Assurance

CP        Commercial Paper                                            Insurance Corporation

EDR       Economic Development Revenue                    MFHR      Multi-Family Housing Revenue

FGIC      Financial Guaranty Insurance Company            MFMR      Multi-Family Mortgage Revenue

FNMA      Federal National Mortgage Association           PCR       Pollution Control Revenue

FSA       Financial Security Assurance                    RAN       Revenue Anticipation Notes

GAN       Grant Anticipation Notes                        RRR       Resources Recovery Revenue

GO        General Obligation                              SBPA      Standby Bond Purchase Agreement

HR        Hospital Revenue                                SFMR      Single Family Mortgage Revenue

IDR       Industrial Development Revenue                  TAN       Tax Anticipation Notes

                                                          TRAN      Tax and Revenue Anticipation Notes

                                                          VRDN      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

                                                                                              Percentage of Value
                                                                                _________________________________________________
                                                                                       Dreyfus        Dreyfus        Dreyfus
                                                                                   Municipal Cash    New York      Tax Exempt
                                                                                     Management   Municipal Cash      Cash
Fitch (a)        or          Moody's                or     Standard & Poor's            Plus        Management     Management
_______                      ________                      __________________     ______________  ______________  ______________
F1+/F1                       VMIG1/MIG1, P1 (b)            SP1+/SP1, A1+/A1 (b)        93.6%          95.8%          98.7%
AAA/AA (c)                   Aaa/Aa (c)                    AAA/AA (c)                   2.2             --             .4
Not Rated (d)                Not Rated (d)                 Not Rated (d)                4.2            4.2             .9
                                                                                     _______        _______        _______
                                                                                      100.0%         100.0%         100.0%
                                                                                     _______        _______        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Fitch currently provides creditworthiness information for a limited number of investments.

(b)P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.

(c)Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(d)Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES                 JULY 31, 1998 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)

                                                        Dreyfus         Dreyfus        Dreyfus         Dreyfus        Dreyfus

                                         Dreyfus         Cash         Government     Government       Treasury       Treasury

                                          Cash        Management         Cash        Prime Cash         Cash        Prime Cash

                                       Management     Plus, Inc.      Management     Management      Management     Management

                                      ____________    ____________   ____________    ____________   ____________    ____________
ASSETS:

Investments at value . . . . . . .      $4,173,997     $6,402,438      $5,389,608(1) $   302,184      $3,639,285(1)  $3,459,686

Cash . . . . . . . . . . . . . . .          ------          3,131          ------            556           1,407            496

Interest receivable. . . . . . . .          15,151         77,641          38,229          1,209          27,273         69,817

                                       ___________    ___________     ___________    ___________     ___________    ___________

                                         4,189,148      6,483,210       5,427,837        303,949       3,667,965      3,529,999

                                       ___________    ___________     ___________    ___________     ___________    ___________

LIABILITIES:

Due to The Dreyfus Corporation

  and affiliates . . . . . . . . .             863          1,006             862             50             457            669

Due to Distributor . . . . . . . .              15            145             101             57             140            116

Cash overdraft due to Custodian. .          11,220         ------             849         ------          ------         ------

Payable for investment securities

  purchased  . . . . . . . . . . .          ------         ------          24,977         ------          ------         ------

Payable for shares of Beneficial Interest/

  Common Stock redeemed  . . . . .          ------         45,028          42,370         ------          ------        134,806

                                       ___________    ___________     ___________    ___________     ___________    ___________

                                            12,098         46,179          69,159            107             597        135,591

                                       ___________    ___________     ___________    ___________     ___________    ___________

NET ASSETS . . . . . . . . . . . .      $4,177,050     $6,437,031      $5,358,678    $   303,842      $3,667,368     $3,394,408

                                       ___________    ___________     ___________    ___________     ___________    ___________


REPRESENTED BY:

Paid-in capital. . . . . . . . . .      $4,177,595     $6,438,398      $5,359,417    $   303,842      $3,667,960     $3,394,724

Accumulated net realized gain (loss)

  on investments . . . . . . . . .            (545)        (1,367)           (739)        ------            (592)          (316)

                                       ___________    ___________     ___________    ___________     ___________    ___________

NET ASSETS . . . . . . . . . . . .      $4,177,050     $6,437,031      $5,358,678     $  303,842      $3,667,368     $3,394,408

                                       ___________    ___________     ___________    ___________     ___________    ___________

                                                                      NET ASSET VALUE PER SHARE

                                                                     _____________________________

INSTITUTIONAL SHARES

  _____________________

  Net Assets . . . . . . . . . . .      $3,728,096     $5,582,103      $4,355,269    $   106,098      $2,962,778     $2,833,720

  Shares Outstanding . . . . . . .       3,728,607      5,583,407       4,355,912        106,098       2,963,318      2,834,009

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00          $1.00           $1.00          $1.00

                                             _____          _____           _____          _____           _____          _____


INVESTOR SHARES

  _________________

  Net Assets . . . . . . . . . . .     $   388,380    $   760,404     $   671,598  $       3,023     $   547,838    $   373,548

  Shares Outstanding . . . . . . .         388,414        760,464         671,689          3,023         547,886        373,569

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00          $1.00           $1.00          $1.00

                                             _____          _____           _____          _____           _____          _____

ADMINISTRATIVE SHARES

  _______________________

  Net Assets . . . . . . . . . . .   $       3,321   $     12,630      $  174,580            --  (2)  $   23,936   $     55,459

  Shares Outstanding . . . . . . .           3,321         12,632         174,584            --  (2)      23,936         55,459

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00          $1.00           $1.00          $1.00

                                             _____          _____           _____          _____           _____          _____

PARTICIPANT SHARES

  ____________________

  Net Assets . . . . . . . . . . .    $     57,253   $     81,894     $   157,231    $   194,721     $   132,816    $   131,681

  Shares Outstanding . . . . . . .          57,254         81,896         157,232        194,721         132,820        131,687

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00          $1.00           $1.00          $1.00

                                             _____          _____           _____          _____           _____          _____
--------------------------

(1)Amounts include repurchase agreements of $1,243,166,000 and $1,684,455,000 for Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively. See Note 1(b).

(2)  Amount represents less than $1,000.

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)     JULY 31, 1998 (UNAUDITED)

(AMOUNTS IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)

                                         Dreyfus        Dreyfus         Dreyfus

                                     Municipal Cash    New York       Tax Exempt

                                       Management   Municipal Cash       Cash

                                          Plus        Management      Management

                                      ____________    ____________   ____________
ASSETS:

Investments at value . . . . . . .     $   220,510    $   213,929      $1,566,173

Cash . . . . . . . . . . . . . . .           5,888          2,208             184

Interest receivable. . . . . . . .           1,189          1,458           7,410

                                       ___________    ___________     ___________

                                           227,587        217,595       1,573,767

                                       ___________    ___________     ___________

LIABILITIES:

Due to The Dreyfus Corporation

  and affiliates . . . . . . . . .              24             46             209

Due to Distributor . . . . . . . .              14              1              55

                                       ___________    ___________     ___________

                                                38             47             264

                                       ___________    ___________     ___________

NET ASSETS . . . . . . . . . . . .     $   227,549    $   217,548      $1,573,503

                                       ___________    ___________     ___________

                                       ___________    ___________     ___________

REPRESENTED BY:

Paid-in capital. . . . . . . . . .     $   227,738    $   217,553      $1,574,016

Accumulated net realized gain (loss)

  on investments . . . . . . . . .            (189)            (5)           (513)

                                       ___________    ___________     ___________

NET ASSETS . . . . . . . . . . . .     $   227,549    $   217,548      $1,573,503

                                       ___________    ___________     ___________

                                       ___________    ___________     ___________

                                                NET ASSET VALUE PER SHARE

                                              _____________________________

INSTITUTIONAL SHARES

  _____________________

  Net Assets . . . . . . . . . . .     $   177,247    $   204,434      $1,392,892

  Shares Outstanding . . . . . . .         177,426        204,438       1,393,381

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00

                                             _____          _____           _____


INVESTOR SHARES

  _________________

  Net Assets . . . . . . . . . . .    $     38,176   $     12,578     $   117,936

  Shares Outstanding . . . . . . .          38,185         12,580         117,958

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00

                                             _____          _____           _____

ADMINISTRATIVE SHARES

  _______________________

  Net Assets . . . . . . . . . . .              -- (1)        -- (1)  $         1

  Shares Outstanding . . . . . . .              -- (1)        -- (1)            1

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00

                                             _____          _____           _____

PARTICIPANT SHARES

  ____________________

  Net Assets . . . . . . . . . . .     $    12,126  $         536     $    62,674

  Shares Outstanding . . . . . . .          12,127            535          62,676

  NET ASSET VALUE PER SHARE  . . .           $1.00          $1.00           $1.00

                                             _____          _____           _____
--------------------------

(1)  Amount represents less than $1,000.

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS            SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

(AMOUNTS IN THOUSANDS)


                                                        Dreyfus         Dreyfus        Dreyfus         Dreyfus        Dreyfus

                                         Dreyfus         Cash         Government     Government       Treasury       Treasury

                                          Cash        Management         Cash        Prime Cash         Cash        Prime Cash

                                       Management     Plus, Inc.      Management     Management      Management     Management

                                      ____________    ____________   ____________    ____________   ____________    ____________
INVESTMENT INCOME:

Interest Income. . . . . . . . . .       $126,829       $218,036        $142,575     $    4,683        $102,648      $  93,895

                                        _________      _________       _________      _________       _________      _________

EXPENSES:

Management fee--Note 2(a). . . . .          4,486          7,613           5,082            169           3,714          3,519

Distribution fees--Note 2(b):

  Investor Shares  . . . . . . . .            573            934             802              1             769            390

  Administrative Shares  . . . . .              1              9              73         --                   2             26

  Participant Shares . . . . . . .            108            120              79            214             202            282

                                        _________      _________       _________      _________       _________      _________

                                            5,168          8,676           6,036            384           4,687          4,217

                                        _________      _________       _________      _________       _________      _________

INVESTMENT INCOME--NET . . . . . .        121,661        209,360         136,539          4,299          97,961         89,678

NET REALIZED GAIN (LOSS)

  ON INVESTMENTS--Note 1(b)  . . .            (46)          (220)          --             --                (84)             1

                                        _________      _________       _________      _________       _________      _________

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS  . . .       $121,615       $209,140        $136,539     $    4,299       $  97,877      $  89,679

                                        _________      _________       _________      _________       _________      _________


                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (CONTINUED)   SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

(AMOUNTS IN THOUSANDS)


                                         Dreyfus        Dreyfus         Dreyfus

                                     Municipal Cash    New York       Tax Exempt

                                       Management   Municipal Cash       Cash

                                          Plus        Management      Management

                                      ____________    ____________   ____________
INVESTMENT INCOME:

Interest Income. . . . . . . . . .      $  3,760        $  3,555        $26,745

                                        ________        ________       ________

EXPENSES:

Management fee--Note 2(a). . . . .           206             207          1,530

Distribution fees--Note 2(b):

  Investor Shares  . . . . . . . .            54              17            174

  Administrative Shares  . . . . .         --              --             --

  Participant Shares . . . . . . .            23               1            142

                                        ________        ________       ________

                                             283             225          1,846

                                        ________        ________       ________

INVESTMENT INCOME--NET . . . . . .         3,477           3,330         24,899

NET REALIZED GAIN (LOSS)

  ON INVESTMENTS--Note 1(b)  . . .           (19)              1            (25)

                                        ________        ________       ________

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS  . . .      $  3,458        $  3,331        $24,874

                                        ________        ________       ________


                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)


                                                  Dreyfus Cash ManagementDreyfus             Cash  Management Plus, Inc.
                                              _________________________________________  _______________________________________
                                               Six Months Ended                          Six Months Ended
                                                 July 31, 1998         Year Ended          July 31, 1998         Year Ended
                                                  (Unaudited)       January 31, 1998        (Unaudited)       January 31, 1998
                                               __________________   __________________   __________________   __________________
OPERATIONS:

Investment income--net . . . . . . . . . .      $      121,661       $      204,988       $      209,360       $      404,782

Net realized gain (loss) on investments. .                 (46)                (167)                (220)                (268)

                                                 _____________        _____________        _____________         _____________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .             121,615              204,821              209,140              404,514

                                                 _____________        _____________        _____________         _____________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . . . . . . . . . .            (108,296)            (178,237)            (187,594)            (360,839)

  Investor Shares  . . . . . . . . . . . .             (11,936)             (25,868)             (19,708)             (41,488)

  Administrative Shares  . . . . . . . . .                 (68)                (294)                (523)              (2,073)

  Participant Shares . . . . . . . . . . .              (1,361)                (589)              (1,535)                (382)

                                                 _____________        _____________        _____________         _____________

Total Dividends. . . . . . . . . . . . . .            (121,661)            (204,988)            (209,360)            (404,782)

                                                 _____________        _____________        _____________         _____________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .          18,695,176           34,682,738           59,990,759          116,863,482

  Investor Shares  . . . . . . . . . . . .           2,856,214            4,407,933            2,317,743            5,357,525

  Administrative Shares  . . . . . . . . .               2,375              102,040              184,320              280,224

  Participant Shares . . . . . . . . . . .             233,670              197,547              205,623               47,698

Dividends reinvested:

  Institutional Shares . . . . . . . . . .              39,236               73,146               90,960              166,893

  Investor Shares  . . . . . . . . . . . .               5,010                8,116               18,314               39,081

  Administrative Shares  . . . . . . . . .                  26                  272                  484                2,066

  Participant Shares . . . . . . . . . . .                 465                   69                1,512                  376

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .         (19,109,270)         (33,411,068)         (60,292,424)        (116,752,984)

  Investor Shares  . . . . . . . . . . . .          (2,937,334)          (4,532,107)          (2,326,083)          (5,428,045)

  Administrative Shares  . . . . . . . . .              (1,125)            (100,268)            (198,267)            (256,395)

  Participant Shares . . . . . . . . . . .            (275,653)             (98,844)            (140,624)             (33,162)

                                                 _____________        _____________        _____________         _____________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . .  (491,210)           1,329,574             (147,683)             286,759

                                                 _____________        _____________        _____________         _____________

Total Increase (Decrease) In Net Assets. .            (491,256)           1,329,407             (147,903)             286,491

NET ASSETS:

  Beginning of Period  . . . . . . . . . .           4,668,306            3,338,899            6,584,934            6,298,443

                                                 _____________        _____________        _____________         _____________

  End of Period  . . . . . . . . . . . . .       $   4,177,050        $   4,668,306        $   6,437,031        $   6,584,934

                                                 _____________        _____________        _____________         _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)


                                                         Dreyfus Government               Dreyfus Government
                                                           Cash Management               Prime Cash Management
                                              _________________________________________  ________________________

                                               Six Months Ended                               Period Ended

                                                 July 31, 1998         Year Ended             July 31, 1998

                                                  (Unaudited)       January 31, 1998          (Unaudited)*

                                               __________________   __________________     __________________

OPERATIONS:

Investment income--net . . . . . . . . . .      $     136,539         $     286,905         $        4,299

Net realized gain (loss) on investments. .              --                      103                --
                                                  ____________         ____________           ____________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .            136,539               287,008                  4,299

                                                  ____________         ____________           ____________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . . . . . . . . . .           (115,108)             (249,660)                (1,620)

  Investor Shares  . . . . . . . . . . . .            (16,565)              (31,848)                   (29)

  Administrative Shares  . . . . . . . . .             (3,878)               (4,617)               --------

  Participant Shares . . . . . . . . . . .               (988)                 (780)                (2,650)

                                                  ____________         ____________           ____________

Total Dividends. . . . . . . . . . . . . .           (136,539)             (286,905)                (4,299)

                                                  ____________         ____________           ____________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .         25,365,179            68,016,650                160,623

  Investor Shares  . . . . . . . . . . . .          2,596,112             6,953,533                 45,587

  Administrative Shares  . . . . . . . . .          1,068,916             1,333,889               --------

  Participant Shares . . . . . . . . . . .            689,470               700,566                298,391

Dividends reinvested:

  Institutional Shares . . . . . . . . . .             60,295               123,493                  1,621

  Investor Shares  . . . . . . . . . . . .             10,012                17,477                     23

  Administrative Shares  . . . . . . . . .              4,579                 4,617               --------

  Participant Shares . . . . . . . . . . .                468                   158                  2,650

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .        (25,206,714)          (68,568,828)               (56,146)

  Investor Shares  . . . . . . . . . . . .         (2,713,683)           (6,739,317)               (42,588)

  Administrative Shares  . . . . . . . . .         (1,134,888)           (1,139,429)               --------

  Participant Shares . . . . . . . . . . .           (563,221)             (670,428)              (106,319)

                                                  ____________         ____________           ____________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . .  176,525                32,381                303,842

                                                  ____________         ____________           ____________

Total Increase (Decrease) In Net Assets. .            176,525                32,484                303,842

NET ASSETS:

  Beginning of Period  . . . . . . . . . .          5,182,153             5,149,669               --------

                                                  ____________         ____________           ____________

  End of Period  . . . . . . . . . . . . .       $  5,358,678          $  5,182,153          $     303,842

                                                  ____________         ____________           ____________

-------------------------------

*  From February 27, 1998 (commencement of initial offering) to July 31, 1998.

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)


                                                Dreyfus Treasury Cash Management   Dreyfus Treasury Prime Cash Management
                                              _________________________________________  ________________________________________

                                               Six Months Ended                          Six Months Ended

                                                 July 31, 1998         Year Ended          July 31, 1998         Year Ended

                                                  (Unaudited)       January 31, 1998        (Unaudited)       January 31, 1998

                                               __________________   __________________   __________________   __________________
OPERATIONS:

Investment income--net . . . . . . . . . .      $      97,961         $    173,408        $      89,678          $    173,933

Net realized gain (loss) on investments. .                (84)                (166)                   1                  (174)

                                                  ___________          ___________          ___________           ___________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .             97,877              173,242               89,679               173,759

                                                  ___________          ___________          ___________           ___________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . . . . . . . . . .            (79,715)            (147,694)             (77,447)             (156,045)

  Investor Shares  . . . . . . . . . . . .            (15,634)             (23,892)              (7,627)              (15,583)

  Administrative Shares  . . . . . . . . .               (133)             --                    (1,267)                  (89)

  Participant Shares . . . . . . . . . . .             (2,479)              (1,822)              (3,337)               (2,216)

                                                  ___________          ___________          ___________           ___________

Total Dividends. . . . . . . . . . . . . .            (97,961)            (173,408)             (89,678)             (173,933)

                                                  ___________          ___________          ___________           ___________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .         18,271,436           34,477,411           23,176,186            49,452,206

  Investor Shares  . . . . . . . . . . . .          2,807,788            4,782,561            1,297,609             2,579,004

  Administrative Shares  . . . . . . . . .             28,062               --                  108,467                23,372

  Participant Shares . . . . . . . . . . .            258,502              466,872              325,835               438,276

Dividends reinvested:

  Institutional Shares . . . . . . . . . .             25,244               51,661               27,254                54,113

  Investor Shares  . . . . . . . . . . . .              3,735                3,646                4,516                 8,036

  Administrative Shares  . . . . . . . . .                135              --                     1,265                    89

  Participant Shares . . . . . . . . . . .                  2                   12                  893                   211

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .        (18,255,282)         (34,256,058)         (23,276,976)          (49,645,498)

  Investor Shares  . . . . . . . . . . . .         (2,860,771)          (4,519,505)          (1,232,200)           (2,641,415)

  Administrative Shares  . . . . . . . . .             (4,261)              --                  (60,899)              (16,835)

  Participant Shares . . . . . . . . . . .           (227,525)            (365,041)            (305,349)             (328,179)

                                                  ___________          ___________          ___________           ___________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . .   47,065              641,559               66,601               (76,620)

                                                  ___________          ___________          ___________           ___________

Total Increase (Decrease) In Net Assets. .             46,981              641,393               66,602               (76,794)

NET ASSETS:

  Beginning of Period  . . . . . . . . . .          3,620,387            2,978,994            3,327,806             3,404,600

                                                  ___________          ___________          ___________           ___________

  End of Period  . . . . . . . . . . . . .        $ 3,667,368          $ 3,620,387          $ 3,394,408           $ 3,327,806

                                                  ___________          ___________          ___________           ___________

                                                  ___________          ___________          ___________          ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)


                                   Dreyfus Municipal Cash         Dreyfus New York Municipal          Dreyfus Tax Exempt

                                       Management Plus                  Cash Management                 Cash Management

                               _________________________________ _________________________________ _________________________________

                              Six Months Ended                 Six Months Ended                Six Months Ended

                                July 31, 1998     Year Ended     July 31, 1998    Year Ended     July 31, 1998    Year Ended

                                 (Unaudited)   January 31, 1998   (Unaudited)  January 31, 1998   (Unaudited)  January 31, 1998

                             _______________  _______________   ______________  _______________  _______________ _______________

OPERATIONS:

Investment income--net . .     $       3,477   $       6,981    $       3,330   $       5,884    $     24,899    $     53,529

Net realized gain (loss)
  on investments . . . . .               (19)             10                1               2             (25)            (20)

                                 ___________     ___________      ___________     ___________     ___________     ___________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  .         3,458           6,991            3,331           5,886          24,874          53,509

                                 ___________     ___________      ___________     ___________     ___________     ___________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . .            (2,605)         (5,442)          (3,120)         (5,449)        (21,743)        (48,702)

  Investor Shares  . . . .              (698)         (1,446)            (202)           (415)         (2,124)         (4,121)

  Administrative Shares  .            --              --              --              --                   (1)            (11)

  Participant Shares . . .              (174)            (93)              (8)            (20)         (1,031)           (695)

                                 ___________     ___________      ___________     ___________     ___________     ___________

Total Dividends. . . . . .            (3,477)         (6,981)          (3,330)         (5,884)        (24,899)        (53,529)

                                 ___________     ___________      ___________     ___________     ___________     ___________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . .           418,779       1,113,031          787,811         891,378       4,891,277       9,580,808

  Investor Shares  . . . .           148,101         424,744            2,295          16,643         293,708         520,894

  Administrative Shares  .            ------          ------           ------          ------               3             730

  Participant Shares . . .            35,377          13,945              552           2,647          77,527         120,370

Dividends reinvested:

  Institutional Shares . .             2,160           4,708              722             718           7,107          14,683

  Investor Shares  . . . .               681           1,423              202             415             326             869

  Administrative Shares  .            ------          ------           ------          ------          ------          ------

  Participant Shares . . .                 2               1                8              20              15               1

Cost of shares redeemed:

  Institutional Shares . .          (377,478)     (1,142,899)        (779,762)       (829,122)     (4,824,934)     (9,922,162)

  Investor Shares  . . . .          (157,717)       (445,727)          (2,959)        (12,415)       (325,214)       (417,072)

  Administrative Shares  .            ------          ------           ------          ------            (691)            (41)

  Participant Shares . . .           (29,939)         (7,258)            (672)         (2,020)        (86,693)        (48,545)

                                 ___________     ___________      ___________     ___________     ___________     ___________

Increase (Decrease) in Net Assets
  From Beneficial Interest/Capital
  Stock Transactions . . .            39,966         (38,032)           8,197          68,264          32,431        (149,465)

                                 ___________     ___________      ___________     ___________     ___________     ___________

Total Increase (Decrease)
  In Net Assets  . . . . .            39,947         (38,022)           8,198          68,266          32,406        (149,485)

NET ASSETS:

  Beginning of Period  . .           187,602         225,624          209,350         141,084       1,541,097       1,690,582

                                 ___________     ___________      ___________     ___________     ___________     ___________

  End of Period  . . . . .       $   227,549     $   187,602      $   217,548     $   209,350      $1,573,503      $1,541,097

                                 ___________     ___________      ___________     ___________     ___________     ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Contained  below  is  per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.

                                                  Per Share Data                                    Ratios/Supplemental Data
                               ___________________________________________  ________________________________________________________
                                                                                                              Decrease      Net
                                                                                               Ratio of Net   reflected    Assets
                               Net Asset           Dividends   Net Asset             Ratio of   Investment  in expense     End of
                                Value      Net      from Net     Value      Total     Expenses   Income to  ratios due to  Period
                              Beginning  Investment Investment    End     Investment to Average  Average   undertaking by   (in
                               of Period  Income    Income     of Period    Return   Net Assets  Net Assets  the Manager  millions)
                                ________  ________  ________   ________   ________   _________   ___________  _________    _________
DREYFUS CASH MANAGEMENT

 Institutional Shares
 -----------

  Six Months Ended July 31, 1998 . . . $ 1.00  $.027    $(.027)    $ 1.00       5.51 %*    .20 %*      5.45 %*        --    $3,728

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .054     (.054)      1.00       5.58       .20         5.45           --     4,103

    1997 . . . . . . . . . . . . . . .   1.00   .053     (.053)      1.00       5.39       .20         5.27           --     2,758

    1996 . . . . . . . . . . . . . . .   1.00   .059     (.059)      1.00       6.03       .20         5.86           --     2,443

    1995 . . . . . . . . . . . . . . .   1.00   .042     (.042)      1.00       4.28       .20         4.08           --     1,817

    1994 . . . . . . . . . . . . . . .   1.00   .031     (.031)      1.00       3.15       .20         3.11          .03 %   2,895

  Investor Shares
  -------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00       5.26 *     .45 *       5.21 *         --       388

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .052     (.052)      1.00       5.31       .45         5.18           --       464

    1997 . . . . . . . . . . . . . . .   1.00   .050     (.050)      1.00       5.13       .45         5.02           --       581

    1996 . . . . . . . . . . . . . . .   1.00   .056     (.056)      1.00       5.76       .45         5.54           --       430

    1995 . . . . . . . . . . . . . . .   1.00   .040     (.040)      1.00       4.03       .45         3.94           --        85

    1994(1)  . . . . . . . . . . . . .   1.00   .002     (.002)      1.00       2.82 *     .45 *       2.83 *         --        52

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00       5.40 *     .30 *       5.34 *         --         3

  Year Ended January 31, 1998  . . . .   1.00   .053     (.053)      1.00       5.48       .30         5.37           --         2

  Period Ended January 31, 1997(2) . .   1.00   .010     (.010)      1.00       5.22 *     .30 *       3.74 *         --     --(3)

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .025     (.025)      1.00       5.10 *     .60 *       5.06 *         --        57

  Year Ended January 31, 1998  . . . .   1.00   .050     (.050)      1.00       5.16       .60         5.21           --        99

  Period Ended January 31, 1997(2) . .   1.00   .010     (.010)      1.00       4.92 *     .60 *       3.84 *         --     --(3)
---------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

 Institutional Shares
 ----------

  Six Months Ended July 31, 1998 . . .  $1.00  $.027   $ (.027)    $ 1.00       5.59 %*    .20 %*      5.53 %*              $5,582

  Year Ended January 31, 1998  . . . .   1.00   .055     (.055)      1.00       5.64       .20         5.50           --     5,793

  Period Ended January 31, 1997(4) . .   1.00   .018     (.018)      1.00       5.34 *     .20 *       5.32 *         --     5,516

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .   1.00   .055     (.055)      1.00       5.59       .20         5.46           --     4,766

    1995 . . . . . . . . . . . . . . .   1.00   .057     (.057)      1.00       5.86       .20         5.81           --     4,405

    1994 . . . . . . . . . . . . . . .   1.00   .036     (.036)      1.00       3.65       .20         3.49          .01 %   1,893

    1993 . . . . . . . . . . . . . . .   1.00   .032     (.032)      1.00       3.20       .20         3.15          .04     3,003

  Investor Shares
  --------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00       5.32 *     .45 *       5.28 *         --       760

  Year Ended January 31, 1998  . . . .   1.00   .053     (.053)      1.00       5.38       .45         5.25           --       750

  Period Ended January 31, 1997(4) . .   1.00   .017     (.017)      1.00       5.10 *     .45 *       5.07 *         --       782

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .   1.00   .052     (.052)      1.00       5.33       .45         5.19           --       629

    1995 . . . . . . . . . . . . . . .   1.00   .055     (.055)      1.00       5.61       .45         5.66           --       352

    1994(5)  . . . . . . . . . . . . .   1.00   .025     (.025)      1.00       3.61 *     .45 *       4.00 *         --         6

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .027     (.027)      1.00       5.49 *     .30 *       5.41 *         --        13

  Year Ended January 31, 1998  . . . .   1.00   .054     (.054)      1.00       5.54       .30         5.40           --        26

  Period Ended January 31, 1997(2) . .   1.00   .010     (.010)      1.00       5.22 *     .30 *       4.99 *         --     --(3)

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .025     (.025)      1.00       5.18 *     .60 *       5.12 *         --        82

  Year Ended January 31, 1998  . . . .   1.00   .051     (.051)      1.00       5.22       .60         5.10           --        15

  Period Ended January 31, 1997(2) . .   1.00   .010     (.010)      1.00       4.92 *     .60 *       4.78 *         --     --(3)
-------------------------------

* Annualized.

(1)  From January 10, 1994 (commencement of initial offering) to January 31, 1994.

(2)  From November 21, 1996 (commencement of initial offering) to January 31, 1997.

(3)  Amount represents less than $1 million.

(4)  The Fund changed its fiscal year end from September 30 to January 31.

(5)  From January 24, 1994 (commencement of initial offering) to September 30, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.

                                             Per Share Data                                    Ratios/Supplemental Data
                              ___________________________________________  ________________________________________________________

                                                                                                            Decrease       Net
                                                                                              Ratio of Net   reflected   Assets
                              Net Asset           Dividends   Net Asset             Ratio of   Investment  in expense    End of
                               Value      Net      from Net     Value      Total     Expenses   Income to  ratios due to Period
                             Beginning  Investment Investment    End     Investment to Average  Average   undertaking by  (in
                              of Period  Income    Income     of Period    Return   Net Assets  Net Assets  the Manager millions)
                               ________  ________  ________   ________   ________   _________   ___________  _________  ________

DREYFUS GOVERNMENT CASH MANAGEMENT

 Institutional Shares
 -----------

  Six Months Ended July 31, 1998 . .   $ 1.00  $.027    $(.027)    $ 1.00       5.46 %*    .20 %*      5.41 %*       --     $4,355

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .054     (.054)      1.00       5.55       .20         5.41           --     4,137

    1997 . . . . . . . . . . . . . . .   1.00   .053     (.053)      1.00       5.38       .20         5.25           --     4,565

    1996 . . . . . . . . . . . . . . .   1.00   .059     (.059)      1.00       6.01       .20         5.83           --     4,778

    1995 . . . . . . . . . . . . . . .   1.00   .041     (.041)      1.00       4.21       .20         4.04           --     2,797

    1994 . . . . . . . . . . . . . . .   1.00   .031     (.031)      1.00       3.12       .20         3.08          .03 %   4,516

  Investor Shares
  -------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00       5.22 *     .45 *       5.16 *         --      672

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .052     (.052)      1.00       5.28       .45         5.16           --      779

    1997 . . . . . . . . . . . . . . .   1.00   .050     (.050)      1.00       5.12       .45         5.01           --      547

    1996 . . . . . . . . . . . . . . .   1.00   .056     (.056)      1.00       5.75       .45         5.49           --      452

    1995 . . . . . . . . . . . . . . .   1.00   .039     (.039)      1.00       3.95       .45         4.22           --       40

    1994(1)  . . . . . . . . . . . . .   1.00   .002     (.002)      1.00       2.82 *     .45 *       2.83 *         --       15

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00       5.36 *     .30 *       5.31 *         --      175

  Year Ended January 31, 1998  . . . .   1.00   .053     (.053)      1.00       5.44       .30         5.31           --      236

  Period Ended January 31, 1997(2) . .   1.00   .010     (.010)      1.00       5.17 *     .30 *       5.15 *         --       37

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .025     (.025)      1.00       5.06 *     .60 *       5.01 *         --      157

  Year Ended January 31, 1998  . . . .   1.00   .050     (.050)      1.00       5.13       .60         5.01           --       31

  Period Ended January 31, 1997(2) . .   1.00   .001     (.001)      1.00       4.87 *     .60 *       4.85 *         --       --(3)
----------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

 Institutional Shares
 ----------

  Period Ended July 31, 1998(4)  . .   $ 1.00  $.023    $(.023)    $ 1.00       5.39 %*    .20 %*      4.58 %*        --    $ 106

  Investor Shares
  --------------

  Period Ended July 31, 1998(4)  . . .   1.00   .022     (.022)      1.00       5.13 *     .45 *       4.35 *         --        3

  Administrative Shares
  -------------------

  Period Ended July 31, 1998(4)  . . .   1.00   .022     (.022)      1.00       5.30 *     .30 *       4.48 *         --       --(3)

  Participant Shares
  ----------------

  Period Ended July 31, 1998(4)  . . .   1.00   .021     (.021)      1.00       4.99 *     .60 *       4.18 *         --      195
-------------------------------

* Annualized.

(1)  From January 10, 1994 (commencement of initial offering) to January 31, 1994.

(2)  From November 21, 1996 (commencement of initial offering) to January 31, 1997.

(3)  Amount represents less than $1 million.

(4)  From February 27, 1998 (commencement of iniitial offering) to July 31, 1998.


                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.

                                            Per Share Data                                    Ratios/Supplemental Data
                             ___________________________________________  _________________________________________________________
                                                                                                           Decrease        Net
                                                                                             Ratio of Net   reflected    Assets
                             Net Asset           Dividends   Net Asset             Ratio of   Investment  in expense     End of
                              Value      Net      from Net     Value      Total     Expenses   Income to  ratios due to  Period
                            Beginning  Investment Investment    End     Investment to Average  Average   undertaking by  (in
                             of Period  Income    Income     of Period    Return   Net Assets  Net Assets  the Manager  millions)
                              ________  ________  ________   ________   ________   _________   ___________  _________   _________

DREYFUS TREASURY CASH MANAGEMENT

 Institutional Shares
 -----------

  Six Months Ended July 31, 1998 . .   $ 1.00  $.026    $(.026)    $ 1.00      5.38 %*    .20 %*      5.33 %*         --   $2,963

  Year Ended January 31, 1998  . . . .   1.00   .053     (.053)      1.00      5.42       .20         5.30            --    2,921

  Six Months Ended January 31, 1997(1)   1.00   .026     (.026)      1.00      5.20 *     .20 *       5.14 *          --    2,649

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00   .054     (.054)      1.00      5.51       .20         5.35            --    2,420

    1995 . . . . . . . . . . . . . . .   1.00   .052     (.052)      1.00      5.34       .20         5.22            --    1,951

    1994 . . . . . . . . . . . . . . .   1.00   .032     (.032)      1.00      3.27       .20         3.18           .01 %  1,983

    1993 . . . . . . . . . . . . . . .   1.00   .031     (.031)      1.00      3.14       .20         3.12           .04    2,407

  Investor Shares
  -------------

  Six Months Ended July 31, 1998 . . .   1.00   .025     (.025)      1.00      5.14 *     .45 *       5.08 *          --      547

  Year Ended January 31, 1998  . . . .   1.00   .051     (.051)      1.00      5.17       .45         5.07            --      597

  Six Months Ended January 31, 1997(1) . 1.00   .025     (.025)      1.00      4.96 *     .45 *       4.89 *          --      330

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00   .051     (.051)      1.00      5.25       .45         5.05            --      238

    1995 . . . . . . . . . . . . . . .   1.00   .050     (.050)      1.00      5.08       .45         5.24            --       39

    1994(2)  . . . . . . . . . . . . .   1.00   .018     (.018)      1.00      3.22 *     .45 *       3.33 *          --       21

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .026     (.026)      1.00      5.28 *     .30 *       5.24 *          --       24

  Year Ended January 31, 1998  . . . .   1.00   .052     (.052)      1.00      5.32       .30         5.20            --       --(4)

  Period Ended January 31, 1997(3) . .   1.00   .010     (.010)      1.00      5.07 *     .30 *       4.25 *          --       --(4)

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .024     (.024)      1.00      4.96 *     .60 *       4.92 *          --      133

  Year Ended January 31, 1998  . . . .   1.00   .049     (.049)      1.00      5.00       .60         4.90            --      102

  Period Ended January 31, 1997(3) . .   1.00   .009     (.009)      1.00      4.77 *     .60 *       4.20 *          --       --(4)
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

 Institutional Shares
 ----------

  Six Months Ended July 31, 1998 . .   $ 1.00  $.025   $ (.025)    $ 1.00      5.18 %*    .20 %*      5.14 %*         --   $2,834

  Year Ended January 31, 1998  . . . .   1.00   .052     (.052)      1.00      5.30       .20         5.17            --    2,907

  Period Ended January 31, 1997(5) . .   1.00   .047     (.047)      1.00      5.16 *     .20 *       5.05 *          --    3,047

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .   1.00   .055     (.055)      1.00      5.65       .20         5.53            --    2,904

    1995 . . . . . . . . . . . . . . .   1.00   .043     (.043)      1.00      4.39       .20         4.26            --    3,342

    1994 . . . . . . . . . . . . . . .   1.00   .030     (.030)      1.00      3.02       .20         2.99           .02 %  4,442

    1993 . . . . . . . . . . . . . . .   1.00   .035     (.035)      1.00      3.55       .20         3.45           .04    5,001

  Investor Shares
  --------------

  Six Months Ended July 31, 1998 . . .   1.00   .024     (.024)      1.00      4.94 *     .45 *       4.89 *          --      374

  Year Ended January 31, 1998  . . . .   1.00   .049     (.049)      1.00      5.03       .45         4.91            --      304

  Period Ended January 31, 1997(5) . .   1.00   .044     (.044)      1.00      4.88 *     .45 *       4.80 *          --      358

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .   1.00   .053     (.053)      1.00      5.39       .45         5.21            --      256

    1995 . . . . . . . . . . . . . . .   1.00   .041     (.041)      1.00      4.13       .45         4.26            --      123

    1994(6)  . . . . . . . . . . . . .   1.00   .004     (.004)      1.00      2.77 *     .45 *       2.78 *          --       54

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .025     (.025)      1.00      5.08 *     .30 *       5.02 *          --       55

  Year Ended January 31, 1998  . . . .   1.00   .051     (.051)      1.00      5.19       .30         5.10            --        7

  Period Ended January 31, 1997(3) . .   1.00   .010     (.010)      1.00      4.97 *     .30 *       4.91 *          --       --(4)

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .023     (.023)      1.00      4.78 *     .60 *       4.73 *          --      132

  Year Ended January 31, 1998  . . . .   1.00   .048     (.048)      1.00      4.88       .60         4.79            --      110

  Period Ended January 31, 1997(3) . .   1.00   .009     (.009)      1.00      4.66 *     .60 *       4.70 *          --       --(4)
-------------------------------

* Annualized.

(1)  The Fund changed its fiscal year end from July 31 to January 31.

(2)  From January 10, 1994 (commencement of initial offering) to July 31, 1994.

(3)  From November 21, 1996 (commencement of initial offering) to January 31, 1997.

(4)  Amount is less than $1 million.

(5)  The Fund changed its fiscal year end from February 28/29 to January 31.

(6)  From January 10, 1994 (commencement of initial offering) to February 28, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.


                                             Per Share Data                                    Ratios/Supplemental Data
                              ___________________________________________  ________________________________________________________
                                                                                                            Decrease        Net
                                                                                              Ratio of Net   reflected    Assets
                              Net Asset           Dividends   Net Asset             Ratio of   Investment  in expense     End of
                               Value      Net      from Net     Value      Total     Expenses   Income to  ratios due to  Period
                             Beginning  Investment Investment    End     Investment to Average  Average   undertaking by   (in
                              of Period  Income    Income     of Period    Return   Net Assets  Net Assets  the Manager  millions)
                               ________  ________  ________   ________   ________   _________   ___________  _________  _________

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

 Institutional Shares
 -----------

  Six Months Ended July 31, 1998 . . . $ 1.00  $.017   $ (.017)    $ 1.00      3.47%*     .20 %*      3.46 %*        --      $177

  Year Ended January 31, 1998  . . . .   1.00   .035     (.035)      1.00      3.59       .20         3.53           --       134

  Period Ended January 31, 1997(1) . .   1.00   .003     (.003)      1.00      3.41       .20 *       3.38           --       159

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .   1.00   .034     (.034)      1.00      3.43       .20         3.38           --       156

    1995 . . . . . . . . . . . . . . .   1.00   .038     (.038)      1.00      3.85       .20         3.78           --       194

    1994 . . . . . . . . . . . . . . .   1.00   .027     (.027)      1.00      2.76       .20         2.62           --       193

    1993 . . . . . . . . . . . . . . .   1.00   .024     (.024)      1.00      2.44       .20         2.40          .07 %     365

  Investor Shares
  -------------

  Six Months Ended July 31, 1998 . . .   1.00   .016     (.016)      1.00      3.23 *     .45 *       3.19 *         --        38

  Year Ended January 31, 1998  . . . .   1.00   .033     (.033)      1.00      3.34       .45         3.26           --        47

  Period Ended January 31, 1997(1) . .   1.00   .003     (.003)      1.00      3.18 *     .45 *       3.13 *         --        67

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .   1.00   .031     (.031)      1.00      3.18       .45         3.14           --        46

    1995 . . . . . . . . . . . . . . .   1.00   .035     (.035)      1.00      3.60       .45         3.51           --        23

    1994 . . . . . . . . . . . . . . .   1.00   .025     (.025)      1.00      2.51       .45         2.43           --         1

    1993(2)  . . . . . . . . . . . . .   1.00   .005     (.005)      1.00      2.12 *     .45 *       2.14 *         --        --(4)

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .017     (.017)      1.00      3.37 *     .30 *       3.52 *         --        --(4)

  Year Ended January 31, 1998  . . . .   1.00   .034     (.034)      1.00      3.49       .30         3.53           --        --(4)

  Period Ended January 31, 1997(1) . .   1.00   .003     (.003)      1.00      3.30 *     .30 *       3.64 *         --        --(4)

  Period Ended December 31, 1996(3)  .   1.00   .004     (.004)      1.00      3.38 *     .30 *       3.73 *         --        --(4)

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .015     (.015)      1.00      3.09 *     .60 *       3.07 *         --        12

  Year Ended January 31, 1998  . . . .   1.00   .031     (.031)      1.00      3.18       .60         3.17           --         7

  Period Ended January 31, 1997(1) . .   1.00   .003     (.003)      1.00      2.94 *     .60 *       3.17 *         --        --(4)

  Period Ended December 31, 1996(3)  .   1.00   .004     (.004)      1.00      3.12 *     .60 *       3.55 *         --        --(4)
-------------------------------

* Annualized.

(1)  The Fund changed its fiscal year end from December 31 to January 31.

(2)  From September 30, 1993 (commencement of initial offering) to December 31, 1993.

(3)  From November 21, 1996 (commencement of initial offering) to December 31, 1996.

(4)  Amount represents less than $1 million.

                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (CONTINUED)

Contained  below  is  per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.

                                             Per Share Data                                    Ratios/Supplemental Data
                              ___________________________________________  _________________________________________________________
                                                                                                            Decrease
                                                                                              Ratio of Net   reflected   Net Assets
                              Net Asset           Dividends   Net Asset             Ratio of   Investment  in expense       End of
                               Value      Net      from Net     Value      Total     Expenses   Income to  ratios due to    Period
                             Beginning  Investment Investment    End     Investment to Average  Average   undertaking by    (in
                              of Period  Income    Income     of Period    Return   Net Assets  Net Assets  the Manager   millions)
                               ________  ________  ________   ________   ________   _________   ___________  _________    _________

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

 Institutional Shares
 -----------

  Six Months Ended July 31, 1998 . .   $ 1.00  $.016     $(.016)    $ 1.00     3.27%*     .20 %*       3.23 %*       --     $ 204

  Year Ended January 31, 1998  . . . .   1.00   .034      (.034)      1.00     3.46       .20          3.40          --       196

  Six Months Ended January 31, 1997(1)   1.00   .017      (.017)      1.00     3.29 *     .20 *        3.28 *        --       133

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00   .034      (.034)      1.00     3.44       .20          3.33          --       132

    1995 . . . . . . . . . . . . . . .   1.00   .034      (.034)      1.00     3.46       .20          3.42          --       101

    1994 . . . . . . . . . . . . . . .   1.00   .022      (.022)      1.00     2.23       .20          2.18         .06 %      83

    1993 . . . . . . . . . . . . . . .   1.00   .023      (.023)      1.00     2.27       .20          2.20         .18       117

  Investor Shares
  -------------

  Six Months Ended July 31, 1998 . . .   1.00   .015      (.015)      1.00     3.02 *     .45 *        3.00 *        --        13

  Year Ended January 31, 1998  . . . .   1.00   .032      (.032)      1.00     3.20       .45          3.17          --        13

  Six Months Ended January 31, 1997(1)   1.00   .015      (.015)      1.00     3.04 *     .45 *        3.03 *        --         8

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00   .031      (.031)      1.00     3.18       .45          3.09          --        14

    1995 . . . . . . . . . . . . . . .   1.00   .032      (.032)      1.00     3.20       .45          2.81          --         6

    1994(3)  . . . . . . . . . . . . .   1.00   .011      (.011)      1.00     2.02 *     .45 *        2.12 *        --        53

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .016      (.016)      1.00     3.17 *     .30 *        3.54 *        --        --

  Year Ended January 31, 1998  . . . .   1.00   .033      (.033)      1.00     3.35       .30          3.30          --        --

  Period Ended January 31, 1997(2) . .   1.00   .006      (.006)      1.00     3.24 *     .30 *        3.24 *        --        --

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .014      (.014)      1.00     2.86 *     .60 *        2.84 *        --         1

  Years Ended January 31, 1998 . . . .   1.00   .030      (.030)      1.00     3.05       .60          3.01          --         1

  Period Ended January 31, 1997(2) . .   1.00   .006      (.006)      1.00     2.94 *     .60 *        2.88 *        --        --
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

 Institutional Shares
 ----------

  Six Months Ended July 31, 1998 . .   $ 1.00  $.016     $(.016)    $ 1.00     3.33%*     .20 %*       3.29 %*       --    $1,393

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .034      (.034)      1.00     3.50       .20          3.44          --     1,319

    1997 . . . . . . . . . . . . . . .   1.00   .033      (.033)      1.00     3.31       .20          3.25          --     1,646

    1996 . . . . . . . . . . . . . . .   1.00   .037      (.037)      1.00     3.72       .20          3.64          --     1,366

    1995 . . . . . . . . . . . . . . .   1.00   .028      (.028)      1.00     2.83       .20          2.73          --     1,299

    1994 . . . . . . . . . . . . . . .   1.00   .023      (.023)      1.00     2.29       .20          2.26         .04 %   1,740

  Investor Shares
  --------------

  Six Months Ended July 31, 1998 . . .   1.00   .015      (.015)      1.00     3.09 *     .45 *        3.05 *        --       118

  Year Ended January 31,

    1998 . . . . . . . . . . . . . . .   1.00   .032      (.032)      1.00     3.24       .45          3.22          --       149

    1997 . . . . . . . . . . . . . . .   1.00   .030      (.030)      1.00     3.05       .45          2.98          --        44

    1996 . . . . . . . . . . . . . . .   1.00   .034      (.034)      1.00     3.46       .45          3.39          --        80

    1995 . . . . . . . . . . . . . . .   1.00   .025      (.025)      1.00     2.57       .45          2.74          --        47

    1994(4)  . . . . . . . . . . . . .   1.00   .001      (.001)      1.00     1.83 *     .45 *        1.87 *        --        --

  Administrative Shares
  -------------------

  Six Months Ended July 31, 1998 . . .   1.00   .016      (.016)      1.00     3.23 *     .30 *        2.92 *        --        --

  Year Ended January 31, 1998  . . . .   1.00   .033      (.033)      1.00     3.39       .30          3.35          --         1

  Period Ended January 31, 1997(2) . .   1.00   .006      (.006)      1.00     3.24 *     .30 *        3.54 *        --        --

  Participant Shares
  ----------------

  Six Months Ended July 31, 1998 . . .   1.00   .014      (.014)      1.00     2.92 *     .60 *        2.91 *        --        63

  Year Ended January 31, 1998  . . . .   1.00   .030      (.030)      1.00     3.09       .60          3.08          --        72

  Period Ended January 31, 1997(2) . .   1.00   .006      (.006)      1.00     2.94 *     .60 *        3.29 *        --        --
-------------------------------

* Annualized.

(1)  The Fund changed its fiscal year end from July 31 to January 31.

(2)  From November 21, 1996 (commencement of initial offering) to January 31, 1997.

(3)  From January 18, 1994 (commencement of initial offering) to January 31, 1994.

(4)  From January 10, 1994 (commencement of initial offering) to January 31, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, (each, a "Fund" and collectively, the " Funds" ) are open-end management investment companies registered under the Investment Company Act of 1940 ("Act"). Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund' s shares, which are sold without a front end sales load. Each Fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any Fund will be able to maintain a stable net asset value per share of $1.00.

  Each Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board Members to represent the fair value of each Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, each Fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 1998 based on available cash balances left on deposit:

                 Dreyfus Municipal Cash Management Plus  . . . . . . . . . . . . . . . . . . . $11,065

                 Dreyfus New York Municipal Cash Management  . . . . . . . . . . . . . . . . .   3,277

                 Dreyfus Tax Exempt Cash Management  . . . . . . . . . . . . . . . . . . . . .  51,030

                 Dreyfus Treasury Cash Management  . . . . . . . . . . . . . . . . . . . . . .  18,341

Income earned under this arrangement is included in interest income.

  Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund' s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

  (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The following summarizes each Fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through January 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999:

                                               EXPIRING IN FISCAL ($000)

____________________________________
___________________

FUND                                                                      1999   2002    2003   2004    2005   2006    TOTAL

_____                                                                     _____  _____   _____  _____   _____  _____  ______
Dreyfus Cash Management. . . . . . . . . . . . . . . . . . . . . . . .    $ 10    --     $188    --     $122   $179    $ 499

Dreyfus Cash Management Plus, Inc. . . . . . . . . . . . . . . . . . .     --    $ 15    $811   $ 40    $221    --    $1,087

Dreyfus Government Cash Management . . . . . . . . . . . . . . . . . .     --     --     $147    --     $526    --    $  673

Dreyfus Treasury Cash Management . . . . . . . . . . . . . . . . . . .     --     --     $ 23   $185    $135   $ 74   $  417

Dreyfus Treasury Prime Cash Management . . . . . . . . . . . . . . . .     --     --     $  7   $116    $ 20   $ 72   $  215

Dreyfus Municipal Cash Management Plus . . . . . . . . . . . . . . . .     --    $134    $ 13   $  6    $ 17    --    $  170

Dreyfus New York Municipal Cash Management . . . . . . . . . . . . . .     --     --     $  3   --      $  3   --    $     6

Dreyfus Tax Exempt Cash Management . . . . . . . . . . . . . . . . . .     --     --     $177   $112    $156   $ 43   $  488

  At July 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to separate management agreements with the Manager, the management fee of each Fund is computed at the annual rate of
 . 20 of 1% of the value of such Fund's average daily net assets and is payable monthly.

  Unless the Manager gives a Fund's investors 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund' s Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each Fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, each Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively, " Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a Fund' s Administrative Shares, Investor Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(C) Each Fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each Fund pursuant to the undertakings in effect. See Note 2
(a).

NOTE 3--CAPITAL SHARE TRANSACTIONS:

  Each Fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.


                                                                      CMGTSA987